ANNUAL REPORT


[LOGO] MERRILL LYNCH

Investment Managers






MERRILL LYNCH FUNDS
FOR INSTITUTIONS SERIES

Merrill Lynch Premier
 Institutional Fund

Merrill Lynch
 Institutional Fund

Merrill Lynch
 Government Fund

Merrill Lynch
 Treasury Fund

Merrill Lynch Institutional
 Tax-Exempt Fund










                                         April 30, 2001

--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

     We are pleased to provide you with this Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the year ended April 30, 2001, Merrill Lynch Premier Institutional Fund's net yield was 6.15%. The Fund's seven-day annualized yield as of April 30, 2001, was 4.80%. The average portfolio maturity for Merrill Lynch Premier Institutional Fund at April 30, 2001 was 71 days, compared to 64 days at October 31, 2000.

     During the period ended April 30, 2001, Merrill Lynch Premier Institutional Fund maintained an average life ranging from a low of 54 days to a high of 80 days. The Federal Reserve Board has taken aggressive steps in response to a faltering economy, lowering overnight rates by 200 basis points (2.00%).

     Much of our effort early in the period was focused on preparation for year-end shareholder needs, prompting us to invest in December maturities. As we approached year end, it became apparent that the next Federal Reserve Board move would be toward an easing in monetary policy. In line with this belief, we extended our average life through the purchase of 18-month to two-year agency coupons, as they provided us with curve exposure without increased credit risk. As of April 30, 2001, assets in the Fund grew to almost $29 billion, a 70% increase since year end.

     Looking ahead, we believe that the US economy may be on the brink of a recession. Despite proposed fiscal stimulus, we believe that the Federal Reserve Board will continue to lower interest rates in an attempt to avoid a prolonged economic contraction.

Merrill Lynch Institutional Fund

     For the year ended April 30, 2001, Merrill Lynch Institutional Fund's net yield was 6.07%. The Fund's seven-day annualized yield as of April 30, 2001, was 4.73%. The average portfolio maturity for Merrill Lynch Institutional Fund at April 30, 2001 was 53 days, compared to 51 days at October 31, 2000.

     During the period ended April 30, 2001, Merrill Lynch Institutional Fund maintained an average life ranging from a low of 43 days to a high of 57 days. The Federal Reserve Board has taken aggressive steps in response to a faltering economy, lowering overnight rates by 200 basis points.

     Much of our effort early in the period was focused on preparation for year-end shareholder needs, prompting us to invest in December maturities. As we approached year end, it became apparent that the next Federal Reserve Board move would be toward an easing in monetary policy. In line with this belief, we extended our average life through the purchase of 18-month -- two-year agency coupons, as they provided us with curve exposure without increased credit risk. The Fund also actively increased our positions in prime-based floating-rate securities, which are particularly attractive when the Federal Reserve Board is in an easing mode.

     Looking ahead, we believe that the US economy may be on the brink of a recession. Despite proposed fiscal stimulus, we believe that the Federal Reserve Board will continue to lower interest rates in an attempt to avoid a prolonged economic contraction.

Merrill Lynch Government Fund

     For the year ended April 30, 2001, Merrill Lynch Government Fund's net yield was 6.00%. The Fund's seven-day annualized yield as of April 30, 2001 was 4.59%. The average portfolio maturity for Merrill Lynch Government Fund at April 30, 2001, was 58 days, compared to 49 days at October 31, 2000.

     During the six-month period ended April 30, 2001, Merrill Lynch Government Fund maintained an average life in the high 50-day range commensurate with our view that interest rates would trend lower. Responding deliberately and swiftly to slowing demand and declining consumer sentiment, the Federal Reserve Board cut interest rates by a total of 200 basis points (2.00%) in 2001 to jump-start the economy. While the expectations are for economic revival to occur in the second half of the year, signs of bottoming in all sectors have yet to occur.

     As the period commenced, narrowing spreads between Treasury securities and agency issues and an inversion in the yield curve influenced our investment process. With agency targets for new floating rate products well below financing levels, we reduced our holdings in this sector. Additionally, while financing levels averaged near the Federal Reserve Board's target levels for Federal Funds, we sought to reduce our overnight holdings in an effort to provide adequate liquidity for year-end needs.

     After year end, we faced a greater challenge of replacing our callable agency issues that were pre-redeemed both from a duration and yield standpoint. As average life permitted, we replaced our called agency coupons with those having longer call features. Much of the growth in assets that occurred after the year end has been invested in three-month -- six-month discount notes. As Treasury bills continue to remain expensive, we have reduced our holdings in bill-based floaters in deference to shorter-dated agency issues where yields better mirror financing levels.

     Currently, we believe we are well positioned to take advantage of further interest rate cuts. While we believe that the Federal Reserve Board has done much to ignite the economy, capital spending levels have room to improve, which will require further easing.

Merrill Lynch Treasury Fund

     For the year ended April 30, 2001, Merrill Lynch Treasury Fund's net yield was 5.63%. The Fund's seven-day annualized yield as of April 30, 2001, was 4.30%. The average portfolio maturity for Merrill Lynch Treasury Fund at April 30, 2001, was 57 days, compared to 56 days at October 31, 2000.

     During the six-month period ended April 30, 2001, Merrill Lynch Treasury Fund maintained an average life predominately in the 50-day range. We believed that as the prospects for supply remained limited, the yield curve would invert particularly out to the one-year sector.

     As the period began, the Fund was faced with a steeper yield curve, as a result of increased supply in the longer end of the bill curve. The front end of the bill market deteriorated as investors sought to extend duration for yield. This factor limited our ability to trade the sector as aggressively as in prior periods. Nevertheless, we prepared for year end by avoiding late-December maturities and emphasizing mid-February bills, which represented the crest of the Treasury yield curve. The Federal Reserve Board interest rate cuts, which commenced after year end, and limited supply attracted new assets, which for the most part have been retained to date. Our average life has been extended to its maximum as we focused on five-month and six-month maturities. On an ancillary note, we have limited our involvement in Treasury notes, as liquidity spreads collapsed.

     Looking ahead, we believe that the slowing economy will foster more supply in the front-end of the Treasury market as tax receipts, both on a corporate and individual basis, will decline. We believe the US Treasury's decision to issue monthly cash management bills in the fourth quarter of 2001 will invert the bill curve further.

Merrill Lynch Institutional Tax-Exempt Fund

     For the year ended April 30, 2001, Merrill Lynch Institutional Tax-Exempt Fund's net yield was 3.89%. The Fund's seven-day annualized yield as of April 30, 2001, was 3.92%. The average portfolio maturity for Merrill Lynch Institutional Tax-Exempt Fund at April 30, 2001, was 26 days, compared to 32 days at October 31, 2000.

     As discussed in our previous report to shareholders, Merrill Lynch Institutional Tax-Exempt Fund began and continued to employ a neutral investment strategy during the six-month period ended April 30, 2001. During the first two months of the period, economic statistics were beginning to indicate that the economy might be slowing, while the NASDAQ Composite continued to decline. Although the Federal Reserve Board remained quiet during this two-month period, investors began to anticipate that a reduction in short-term interest rates might be necessary in the first quarter of the new year. Concurrently, we were selectively purchasing attractively priced municipal notes, as well as increasing the Fund's percentage of tax-exempt commercial paper (TECP) as a means to lock in higher tax-exempt yields. We also reduced our exposure to volatile, variable rate demand note (VRDN) securities during this time. Our strategy increased the Fund's average life from the 30-day range to the 40-day to 45-day range.

     Despite reducing the Fund's ability to take advantage of the anticipated increase in VRDN yields at year end, the Fund was well positioned to maintain a more stable yield and perform better in the first quarter of the new year. As January began, a combination of anticipated seasonal factors and a surprise 50-basis point reduction (0.50%) in the Federal Funds rate by the Federal Reserve Board on January 3, 2001, allowed yields on VRDN Securities to decline more than anticipated. In addition, municipal note yields declined from the 4.20% range in December 2000 to the 2.90% range in January. As yields on municipal notes declined, we changed our investment strategy by reducing new municipal note purchases and limiting the length of our TECP purchases. This strategy became necessary as yields on such securities had become too expensive relative to the taxable counterparts.

     Even though the Federal Reserve Board reduced the Federal Funds rate another 100 basis points during the next two Federal Open Market Committee meetings, yields on municipal notes increased to the 3.30% range before declining to the 3.00% range when the Federal Reserve Board again surprised the market with a 50 basis point reduction on April 18, 2001. As April approached, we began to increase the Fund's percentage of VRDN securities to take advantage of the seasonal increase in VRDN yields, as well as to provide liquidity to the Fund in meeting seasonal tax-related redemptions. This approach allowed the Fund's average life to decline and end the period in the 30-day range. The Fund's net assets, which began the period at $2.81 billion, increased to a record $3.52 billion on March 7, 2001 before leveling off and declining to end the period at $3.15 billion.

     Despite the adversity of difficult market conditions combined with a volatile asset base during the year, Merrill Lynch Institutional Tax-Exempt Fund overcame these challenges and was able to maintain good performance against its peer group, as measured by Lipper, Inc.

     Going forward and as the tax season ends, we will again seek opportunities to increase the Fund's average life by utilizing both TECP and longer-dated municipal notes as the various municipalities begin to bring their annual issuance to the market. We will continue to monitor the economic situation as well as any further Federal Reserve Board actions that may be necessary to stimulate economic growth and its effects on the short-term municipal market. Finally, we will continue to closely monitor credit quality while at the same time striving to maintain an attractive tax-exempt yield for our shareholders.

     We thank you for your continued interest in Merrill Lynch Funds for Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,




/s/Robert W. Crook                                          /s/P. Michael Walsh
Robert W. Crook                                             P. Michael Walsh
President and Trustee                                       Vice President and Portfolio Manager
Merrill Lynch Funds For Institutions Series                 Merrill Lynch Premier Institutional Fund
                                                            Merrill Lynch Institutional Fund

/s/Kevin Schiatta                                           /s/John Ng
Kevin Schiatta                                              John Ng
Vice President and Portfolio Manager                        Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt Fund                 Merrill Lynch Government Fund
                                                            Merrill Lynch Treasury Fund


May 25, 2001

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY         VALUE
                      FACE AMOUNT                                               RATE*      DATE         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                  $ 25,000,000  U.S. Treasury Notes ....................    4.25%    03/31/03     $    24,969,048
GOVERNMENT &            25,000,000  U.S. Treasury Notes ....................    4.00     04/30/03          24,863,272
AGENCY                  65,000,000  Federal Farm Credit Banks ..............    5.90     06/27/02          66,076,562
ISSUES-- 4.0%           42,825,000  Federal Home Loan Banks ................    6.75     02/15/02          43,613,104
                        50,000,000  Federal Home Loan Banks ................    7.25     05/15/02          51,447,045
                        75,000,000  Federal Home Loan Banks ................    6.75     08/15/02          77,145,217
                       100,000,000  Federal Home Loan Banks ................    6.00     08/15/02         101,885,850
                       194,000,000  Federal Home Loan Banks ................    6.38     11/15/02         199,275,618
                        75,000,000  Federal Home Loan Banks ................    5.45     01/10/03          75,515,625
                       105,000,000  Federal Home Loan Banks ................    5.25     01/10/03         105,918,750
                        75,000,000  Federal Home Loan Banks ................    5.13     01/13/03          75,649,192
                        25,000,000  Federal Home Loan Banks ................    5.37     01/16/03          25,164,063
                        50,000,000  Federal Home Loan Mortgage Corp. .......    5.65     01/10/03          50,422,945
                        20,000,000  Federal National Mortgage Assoc. .......    6.00     07/17/01          20,088,278
                        35,000,000  Federal National Mortgage Assoc. .......    6.63     01/15/02          35,546,101
                        65,000,000  Federal National Mortgage Assoc. .......    6.75     08/15/02          66,859,189
                        50,000,000  Federal Home Loan Banks D/N ............    5.87     05/11/01          49,918,472
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT & AGENCY
                                    ISSUES (COST $1,083,641,265) ...........                            1,094,358,331
----------------------------------------------------------------------------------------------------------------------
U.S.                   100,000,000  Federal Home Loan Mortgage Corp.........    4.06     09/17/01          99,972,656
GOVERNMENT             144,500,000  Federal National Mortgage Assoc. .......    4.04     09/17/01         144,457,883
AGENCY                 294,000,000  Student Loan Marketing Assoc. ..........    4.24     02/26/02         293,908,133
ISSUES--               100,000,000  Student Loan Marketing Assoc. ..........    4.21     03/11/02          99,958,881
VARIABLE RATE--        200,000,000  Student Loan Marketing Assoc. ..........    4.21     03/18/02         199,915,932
5.0%                   450,000,000  Student Loan Marketing Assoc. ..........    4.21     04/12/02         449,879,386
                       100,000,000  Student Loan Marketing Assoc. ..........    4.24     04/24/02          99,990,837
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES -- VARIABLE RATE
                                    (COST $1,388,083,708) ..................                            1,388,083,708
----------------------------------------------------------------------------------------------------------------------




See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF       $ 75,000,000  First Tennessee Bank, N.A. .............    5.00%    06/01/01        $ 75,000,000
DEPOSIT--               50,000,000  National City Bank, OH  ................    6.38     12/07/01          50,013,670
VARIABLE RATE--         50,000,000  SouthTrust Bank, N.A.  .................    6.50     06/05/01          50,000,416
0.6%
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CERTIFICATES OF DEPOSIT -- VARIABLE
                                    RATE (COST $175,001,851) ...............                              175,014,086
----------------------------------------------------------------------------------------------------------------------
EURO                   114,000,000  Abbey National Treasury Services
CERTIFICATES OF                       PLC, London ..........................    5.21     02/20/02         114,679,383
DEPOSIT --             175,000,000  Abbey National Treasury Services
VARIABLE RATE --                      PLC, London ..........................    4.52     04/17/02         175,098,963
6.9%                   100,000,000  Abbey National Treasury Services
                                      PLC, London ..........................    4.31     05/01/02         100,009,715
                        50,000,000  Banca Intesa, London ...................    5.07     05/14/01          50,000,179
                        50,000,000  Bank Austria, London ...................    5.51     07/18/01          50,119,310
                       100,000,000  Bank of Nova Scotia, London ............    5.12     05/08/01         100,000,385
                       100,000,000  Barclays Bank PLC, London ..............    4.34     04/24/02          99,885,830
                        50,000,000  Barclays Bank PLC, London ..............    4.29     04/25/02          49,918,860
                        35,000,000  Barclays Bank PLC, London ..............    4.27     04/29/02          34,935,338
                        50,000,000  Bayerische Landesbank Girozentrale,
                                       London ..............................    4.53     09/26/01          50,040,915
                       100,000,000  Credit Suisse First Boston, London......    4.75     07/20/01         100,091,080
                        75,000,000  Danske Bank A/S, London ................    4.67     10/22/01          75,129,180
                        50,000,000  Den Norske Creditbank, Norway ..........    5.01     06/11/01          50,000,281
                        85,000,000  Dresdner Bank AG .......................    6.48     06/06/01          85,009,697
                        55,000,000  Halifax PLC, London ....................    6.41     05/08/01          55,000,104
                        75,000,000  Halifax PLC, London ....................    6.36     06/08/01          75,000,000
                        47,000,000  Landesbank Baden-Wurttemberg, London ...    6.15     12/18/01          47,508,606
                       200,000,000  Landesbank Hessen-Thuringen Girozentrale,
                                       London ..............................    6.61     05/21/01         199,999,902
                        57,000,000  Lloyds TSB Bank PLC ....................    6.09     12/20/01          57,601,817
                        50,000,000  Lloyds TSB Bank PLC ....................    6.03     12/24/01          50,519,180


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
EURO                  $150,000,000  National Australia Bank Limited,
CERTIFICATES OF                       London ...............................    4.28%    04/23/02        $ 149,743,980
DEPOSIT--              150,000,000  Westdeutsche Landesbank
VARIABLE RATE                         Girozentrale, London..................    4.85     06/01/01          150,000,000
(CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL EURO CERTIFICATES OF DEPOSIT --
                                    VARIABLE RATE
                                    (COST $1,917,871,881) ..................                             1,920,292,705
----------------------------------------------------------------------------------------------------------------------
YANKEE                  45,000,000  Banca Intesa, NY .......................    6.18     12/18/01           45,498,164
CERTIFICATES OF        150,000,000  Bank of Nova Scotia, NY ................    4.59     03/28/02          150,175,800
DEPOSIT--               49,500,000  Bayerische Hypo-und Vereinsbank AG, NY .    7.10     07/24/01           49,790,560
10.9%                   25,000,000  Bayerische Hypo-und Vereinsbank AG, NY .    6.88     09/04/01           25,205,017
                       200,000,000  BVP Paribas, NY ........................    6.38     12/07/01          202,326,600
                       200,000,000  Canadian Imperial Bank
                                       of Commerce, NY .....................    6.87     08/24/01          201,484,100
                        50,000,000  Canadian Imperial Bank
                                       of Commerce, NY .....................    6.72     10/10/01           50,500,535
                       125,000,000  Canadian Imperial Bank
                                       of Commerce, NY .....................    5.07     02/13/02          125,606,537
                        43,000,000  Commerzbank AG, NY .....................    6.89     08/20/01           43,309,940
                        75,000,000  Commerzbank AG, NY .....................    4.60     04/02/02           75,093,990
                        50,000,000  Credit Agricole Indosuez, NY ...........    4.59     03/28/02           50,058,600
                       200,000,000  Deutsche Bank AG, NY ...................    5.02     05/14/01          200,000,716
                       100,000,000  Deutsche Bank AG, NY ...................    6.87     09/04/01          100,816,820
                       100,000,000  Deutsche Bank AG, NY ...................    6.77     09/13/01          100,842,860
                       100,000,000  Landesbank Baden-Wurttemberg, London ...    6.75     09/14/01          100,842,100
                        50,000,000  Lloyds TSB Bank PLC, NY ................    4.25     04/26/02           49,899,450
                       100,000,000  Merita Bank PLC.........................    6.62     05/21/01          100,000,080
                        50,000,000  National Bank of Canada, NY ............    6.91     08/20/01           50,363,350
                        75,000,000  Nordeutsche Landesbank Girozentrale         6.87     08/24/01           75,556,538
                       100,000,000  Rabobank Nederland N.V., NY ...........     5.10     02/15/02          100,510,880

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
YANKEE                $100,000,000  Rabobank Nederland N.V., NY ............    5.12%    02/19/02        $ 100,530,530
CERTIFICATES OF        100,000,000  Royal Bank of Canada, NY ...............    6.01     09/11/01          100,589,190
DEPOSIT                100,000,000  Royal Bank of Canada, NY ...............    5.07     02/13/02          100,485,230
(CONTINUED)            100,000,000  Svenska Handelsbanken AB, NY ...........    7.28     05/10/01          100,000,000
                        50,000,000  Svenska Handelsbanken AB, NY ...........    6.98     07/12/01           50,239,370
                        75,000,000  Svenska Handelsbanken AB, NY ...........    4.62     03/28/02           75,107,723
                       100,000,000  Toronto-Dominion Bank, NY ..............    4.62     03/28/02          100,143,630
                       100,000,000  UBS AG, Stamford .......................    7.08     06/22/01           99,997,305
                       100,000,000  UBS AG, Stamford .......................    6.01     09/04/01          100,557,530
                       125,000,000  UBS AG, Stamford .......................    5.10     02/05/02          125,621,325
                        75,000,000  UBS AG, Stamford .......................    5.21     02/20/02           75,452,970
                       100,000,000  UBS AG, Stamford .......................    4.75     04/22/02          100,273,420
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                    (COST $3,012,776,884) ..................                             3,026,880,860
----------------------------------------------------------------------------------------------------------------------
YANKEE                 370,000,000  Barclays Bank PLC, NY ..................    4.57     01/02/02          369,927,433
CERTIFICATES OF        150,000,000  Bayerische Hypo-und
DEPOSIT--                             Vereinsbank AG, NY ...................    4.52     01/24/02          149,977,973
VARIABLE               145,000,000  Bayerische Landesbank Girozentrale,
RATE-- 4.5%                          NY ....................................    4.52     01/25/02          144,978,627
                       100,000,000  Commerzbank AG, NY .....................    4.52     01/24/02           99,985,315
                       250,000,000  Credit Agricole Indosuez, NY ...........    4.52     01/29/02          249,962,603
                       140,000,000  National City Bank, OH .................    4.54     01/16/02          139,980,055
                       100,000,000  Royal Bank of Canada, NY ...............    4.62     06/07/01           99,994,931
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF
                                    DEPOSIT -- VARIABLE RATE
                                    (COST $1,254,806,938) ..................                             1,254,806,937
----------------------------------------------------------------------------------------------------------------------
TIME                   200,000,000  Barclays Bank PLC, Nassau...............    4.56     05/01/01          200,000,000
DEPOSITS--             200,000,000  Chase Manhattan Bank, Cayman............    4.66     05/01/01          200,000,000
13.5%                  300,000,000  Credit Suisse First Boston AG, Cayman...    4.69     05/01/01          300,000,000
                       300,000,000  Danske Bank, Cayman.....................    4.66     05/01/01          300,000,000
                       300,000,000  Deutsche Bank AG, Cayman ...............    4.69     05/01/01          300,000,000
                       300,000,000  LaSalle National Bank, Cayman ..........    4.63     05/01/01          300,000,000
                       200,000,000  National City Bank, Cayman..............    4.56     05/01/01          200,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY         VALUE
                      FACE AMOUNT                                               RATE*      DATE          (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
TIME                  $400,000,000  Rabobank Nederland N.V., Cayman ........    4.69%    05/01/01         $400,000,000
DEPOSITS                85,000,000  State Street Bank & Trust Co., Cayman...    4.60     05/01/01           85,000,000
(CONTINUED)             50,957,000  SunTrust Bank, Cayman...................    4.56     05/01/01           50,957,000
                       400,000,000  SunTrust Bank, Cayman...................    4.63     05/01/01          400,000,000
                       400,000,000  UBS AG, Cayman..........................    4.66     05/01/01          400,000,000
                       300,000,000  UBS AG, Cayman..........................    4.69     05/01/01          300,000,000
                       300,000,000  Wachovia Bank, Cayman...................    4.63     05/01/01          300,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL TIME DEPOSITS
                                    (COST $3,735,957,000) ..................                             3,735,957,000
----------------------------------------------------------------------------------------------------------------------
BANK NOTES--            70,000,000  Bank One N.A., Chicago..................    6.18     05/29/01           70,000,530
0.4%                    25,000,000  National City Bank, KY..................    6.87     09/04/01           25,208,247
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL BANK NOTES
                                    (COST $94,998,895) .....................                                95,208,777
----------------------------------------------------------------------------------------------------------------------
BANK NOTES--           249,000,000  Bank of America N.A. ...................    4.65     06/06/01          248,995,235
VARIABLE               100,000,000  Comerica Bank ..........................    4.64     06/01/01           99,997,516
RATE -- 1.3%
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL BANK NOTES -- VARIABLE RATE
                                    (COST $348,992,751) ....................                               348,992,751
----------------------------------------------------------------------------------------------------------------------
CORPORATE                6,820,274  BMW,  Vehicle Owner Trust 2000-A .......    6.67     10/25/01            6,820,274
NOTE -- 0.0%
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTE
                                    (COST $6,820,274) ......................                                 6,820,274
----------------------------------------------------------------------------------------------------------------------
CORPORATE              100,000,000  American Honda Finance Corp. ...........    5.38     08/14/01          100,000,000
NOTES--                 84,000,000  Associates Corp. of North America ......    4.86     06/26/01           84,000,000
VARIABLE                56,000,000  CIT Group Holdings Inc. ................    4.64     05/09/01           55,999,400
RATE-- 5.9%             45,000,000  Credit Suisse First Boston
                                       International (Guernsey) Limited ....    4.65     10/10/01           45,000,000
                       200,000,000  DaimlerChrysler North America
                                       Holding Corp. .......................    5.45     11/08/01          197,240,380
                       400,000,000  Ford Motor Credit Company ..............    5.10     01/07/02          399,938,360
                        27,488,200  Ford Motor Credit Company ..............    6.69     08/15/01           27,516,172

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
CORPORATE             $229,000,000  General Motors Acceptance Corp. ........    4.72%    07/09/01         $228,823,670
NOTES--                 15,000,000  Goldman Sachs Group L.P. ...............    4.94     05/13/02           15,002,054
VARIABLE                35,000,000  Household Finance Corp. ................    5.46     05/21/02           35,001,602
RATE                    75,000,000  Household Finance Corp. ................    4.78     07/20/01           75,034,868
(CONTINUED)            100,000,000  Household Finance Corp. ................    5.05     05/17/02          100,007,190
                        50,000,000  Morgan Stanley Dean Witter & Co. .......    5.19     05/16/02           50,003,240
                       108,000,000  Strategic Money Market Trust
                                       2000-H ..............................    4.87     09/24/01          108,000,000
                       100,000,000  Toyota Motor Credit Corp. ..............    4.55     01/17/02          100,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTES --
                                    VARIABLE RATE
                                    (COST $1,624,442,909) ..................                             1,621,566,936
----------------------------------------------------------------------------------------------------------------------
EXTENDABLE             150,000,000  Citibank Credit Card Issuance Trust ....    4.46     05/22/01          149,609,750
COMMERCIAL             150,000,000  Citibank Credit Card Issuance Trust ....    4.44     05/23/01          149,593,000
NOTES-- 2.5%           200,000,000  Discover Card Master Trust, 2000-A .....    5.10     05/11/01          199,716,667
                        75,000,000  MBNA Master Credit Card Trust II
                                      1999-K ...............................    5.35     05/10/01           74,899,688
                        50,000,000  MBNA Master Credit Card Trust II
                                      1999-K ...............................    5.31     05/16/01           49,889,375
                        35,000,000  MBNA Master Credit Card Trust II
                                      1999-K ...............................    4.98     06/08/01           34,816,017
                        25,000,000  MBNA Master Credit Card Trust II
                                      1999-K ...............................    5.00     06/14/01           24,847,222
                        15,000,000  MBNA Master Credit Card Trust II
                                      1999-K ...............................    4.80     06/14/01           14,912,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL EXTENDABLE COMMERCIAL
                                    NOTES (COST $698,283,719) ..............                               698,283,719
----------------------------------------------------------------------------------------------------------------------
MASTER                 100,000,000  First Allmerica Financial Life
NOTES--                                Insurance Co. .......................    5.16     11/20/01          100,000,000
VARIABLE                50,000,000  GE Life and Annuity Assurance Co. ......    5.14     11/01/01           50,000,000
RATE-- 5.1%             50,000,000  GE Life and Annuity Assurance Co. ......    5.13     10/01/01           50,000,000
                        20,000,000  Goldman Sachs Group Inc. ...............    4.40     12/13/01           20,000,000
                       100,000,000  Goldman Sachs Group Inc. ...............    4.52     01/17/02          100,000,000
                        30,000,000  Jackson National Life Insurance Co. ....    5.13     05/01/01           30,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
MASTER                $ 30,000,000  Jackson National Life Insurance Co.(a)..    4.51%    05/01/02         $ 30,000,000
NOTES--                250,000,000  J.P. Morgan Securities Inc. ............    4.45     12/14/01          250,000,000
VARIABLE               100,000,000  MetLife Funding Inc.(a) ................    5.15     05/01/01          100,000,000
RATE                    80,000,000  MetLife Funding Inc.(a) ................    5.13     05/01/01           80,000,000
(CONTINUED)             60,000,000  Monumental Life Insurance Co.(a) .......    5.22     08/17/01           60,000,000
                        90,000,000  Monumental Life Insurance Co.(a) .......    4.69     05/24/02           90,000,000
                       100,000,000  New York Life Insurance Co.(a) .........    5.11     05/31/01          100,000,000
                        10,000,000  Pacific Life Insurance Co.(a) ..........    5.16     06/01/01           10,000,000
                        10,000,000  Pacific Life Insurance Co.(a) ..........    5.16     10/01/01           10,000,000
                        25,000,000  Principal Life Insurance Co.(a) ........    5.18     02/15/02           25,000,000
                       100,000,000  Security Life of Denver Insurance Co.(a)    5.07     01/18/02          100,000,000
                       100,000,000  Security Life of Denver Insurance Co.(a)    4.48     02/27/02          100,000,000
                        60,000,000  Security Life of Denver Insurance Co.(a)    5.01     03/29/02           60,000,000
                        30,000,000  Travelers Insurance Company (The)(a) ...    5.14     03/01/02           30,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL MASTER NOTES -- VARIABLE RATE
                                    (COST $1,395,000,000) ..................                             1,395,000,000
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL              75,000,000  ABN AMRO North America
PAPER-- 30.6%                          Finance Inc. ........................    5.09     06/01/01           74,671,271
                        50,000,000  Amsterdam Funding Corp. ................    4.97     05/08/01           49,951,680
                       100,000,000  Amsterdam Funding Corp. ................    4.45     05/22/01           99,740,417
                        25,000,000  Apreco Inc. ............................    4.65     07/12/01           24,786,000
                        50,000,000  Apreco Inc. ............................    4.25     07/24/01           49,503,000
                       200,000,000  Asset Portfolio Funding Corp. ..........    4.73     06/18/01          198,738,667
                        42,000,000  Asset Securitization Cooperative Corp. .    4.98     05/07/01           41,965,140
                       150,000,000  Asset Securitization Cooperative Corp. .    4.94     05/07/01          149,876,500
                       175,000,000  Asset Securitization Cooperative Corp. .    4.44     05/24/01          174,503,583
                       125,000,000  Asset Securitization Cooperative Corp. .    4.36     06/07/01          124,439,861
                       100,000,000  Atlantis One Funding Corp. .............    4.94     06/06/01           99,506,000
                       155,000,000  Atlantis One Funding Corp. .............    4.94     06/08/01          154,191,761
                        75,000,000  Atlantis One Funding Corp. .............    4.94     06/15/01           74,536,875


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $ 75,000,000  Bavaria TRR Corp. ......................    4.97%    05/09/01         $ 74,917,167
PAPER                   37,500,000  Bavaria TRR Corp. ......................    4.45     05/24/01           37,393,385
(CONTINUED)             73,000,000  BBL North America Funding Corp. ........    4.40     06/06/01           72,678,800
                        39,500,000  Beta Finance Corp. .....................    4.97     06/05/01           39,309,138
                        54,500,000  Beta Finance Corp. .....................    4.97     06/06/01           54,229,135
                        50,000,000  Beta Finance Corp. .....................    4.95     06/11/01           49,718,125
                       100,000,000  Beta Finance Corp. .....................    4.96     06/12/01           99,421,333
                       100,000,000  Bills Securitization Corp. .............    4.28     07/23/01           99,017,460
                        80,000,000  Blue Ridge Asset Funding Corp. .........    4.46     05/15/01           79,861,244
                        15,000,000  CC (USA) Inc. ..........................    5.05     05/01/01           15,000,000
                        78,000,000  CC (USA) Inc. ..........................    4.96     06/11/01           77,559,387
                        35,800,000  Centric Capital Corp. ..................    4.95     06/01/01           35,647,402
                       100,000,000  Ciesco L.P. ............................    4.28     06/08/01           99,548,222
                       130,000,000  Corporate Asset Funding Co., Inc. ......    4.68     05/01/01          130,000,000
                       100,000,000  Corporate Asset Funding Co., Inc. ......    4.95     06/05/01           99,518,750
                        75,000,000  Corporate Asset Funding Co., Inc. ......    4.25     06/27/01           74,495,312
                       100,000,000  Corporate Asset Funding Co., Inc. ......    4.25     07/20/01           99,051,850
                        75,000,000  Corporate Receivables Corp. ............    4.47     05/11/01           74,906,875
                       100,000,000  Corporate Receivables Corp. ............    4.95     06/05/01           99,518,750
                       100,000,000  Countrywide Home Loans Inc. ............    4.50     05/15/01           99,825,000
                        40,000,000  Credit Suisse First Boston Inc. ........    5.03     05/02/01           39,994,411
                       100,000,000  CXC Inc. ...............................    5.02     05/02/01           99,986,056
                       100,000,000  CXC Inc. ...............................    5.02     05/04/01           99,958,167
                       100,000,000  CXC Inc. ...............................    4.30     06/20/01           99,402,778
                       100,000,000  CXC Inc. ...............................    4.25     07/23/01           99,017,460
                       280,967,000  Delaware Funding Corp. .................    4.99     05/03/01          280,889,110
                        72,748,000  Delaware Funding Corp. .................    4.95     05/07/01           72,687,983
                       114,000,000  Delaware Funding Corp. .................    4.95     05/10/01          113,858,925
                       260,000,000  Delaware Funding Corp. .................    4.46     05/21/01          259,355,778
                        55,594,000  Delaware Funding Corp. .................    4.94     05/29/01           55,380,395
                       125,000,000  Dexia (Delaware) LLC ...................    4.62     07/10/01          123,958,913
                        30,000,000  Dorada Finance Inc. ....................    5.03     05/08/01           29,970,658
                        38,500,000  Dorada Finance Inc. ....................    4.97     06/05/01           38,313,970
                        30,000,000  Dorada Finance Inc. ....................    4.95     06/11/01           29,830,875
                        50,000,000  Edison Asset Securitization LLC ........    4.94     05/11/01           49,931,389
                       200,000,000  Edison Asset Securitization LLC ........    4.95     06/06/01          199,010,000


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $100,000,000  Edison Asset Securitization LLC ........    4.93%    06/07/01         $ 99,493,306
PAPER                  232,653,000  Enterprise Funding Corp. ...............    4.94     05/07/01          232,461,449
(CONTINUED)             75,000,000  Eureka Securitization Inc. .............    5.02     05/07/01           74,937,250
                        50,000,000  Eureka Securitization Inc. .............    4.98     06/08/01           49,737,167
                       168,000,000  Falcon Asset Securitization Corp. ......    4.97     05/16/01          167,652,100
                        43,290,000  Falcon Asset Securitization Corp. ......    4.94     06/06/01           43,076,147
                       148,873,000  Fleet Funding Corp. ....................    4.95     05/11/01          148,668,300
                        21,000,000  Formosa Plastics U.S.A. ................    5.16     06/22/01           20,843,480
                        81,000,000  Forrestal Funding Master Trust .........    5.06     05/02/01           80,988,615
                        37,000,000  Forrestal Funding Master Trust .........    5.01     05/07/01           36,969,105
                       200,000,000  GE Capital International Funding Inc. ..    4.37     06/06/01          199,126,000
                       100,000,000  GE Capital International Funding Inc. ..    4.75     08/09/01           98,823,030
                        75,000,000  GE Financial Assurance Holdings Inc. ...    4.75     08/09/01           74,117,272
                       300,000,000  General Motors Acceptance Corp. ........    4.36     06/06/01          298,692,000
                        67,722,000  Giro Funding U.S. Corp. ................    4.75     06/15/01           67,319,901
                       150,000,000  Greyhawk Funding LLC....................    4.38     06/01/01          149,434,250
                        50,000,000  Intrepid Funding Master Trust ..........    5.04     05/16/01           49,895,000
                        41,000,000  Jupiter Securitization Corporation .....    4.96     05/14/01           40,926,564
                        38,595,000  Jupiter Securitization Corporation .....    4.50     05/18/01           38,512,986
                        75,000,000  Jupiter Securitization Corporation .....    4.44     05/24/01           74,787,250
                        20,405,000  Jupiter Securitization Corporation .....    5.00     05/29/01           20,325,647
                        61,750,000  K2 (USA) LLC ...........................    4.70     07/06/01           61,264,336
                        46,000,000  K2 (USA) LLC ...........................    4.28     07/23/01           45,548,032
                       250,000,000  KittyHawk Funding Corp. ................    4.47     05/21/01          249,379,167
                        50,000,000  Lehman Brothers Holdings Inc. ..........    4.65     07/31/01           49,463,015
                        20,000,000  Links Finance LLC ......................    4.72     06/21/01           19,866,267
                        17,150,000  Links Finance LLC ......................    4.66     07/06/01           17,015,115
                        23,350,000  Links Finance LLC ......................    4.63     07/20/01           23,128,607
                        25,000,000  Lone Star Funding LLC ..................    5.30     05/08/01           24,974,236
                        38,000,000  Monte Rosa Capital Corp. ...............    5.00     05/07/01           37,968,333
                       143,192,000  Moriarty LLC ...........................    4.76     06/20/01          142,245,342
                        56,000,000  Moriarty LLC ...........................    4.73     06/27/01           55,580,607
                        50,000,000  Nordbanken N.A. Inc. ...................    4.94     06/08/01           49,739,278
                       100,000,000  Nordea North America Inc. ..............    4.32     06/19/01           99,412,000
                        49,115,000  Old Line Funding Corp. .................    4.50     05/04/01           49,096,582
                        44,349,000  Old Line Funding Corp. .................    4.50     05/08/01           44,310,195

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $ 99,000,000  Park Avenue Receivables Corp. ..........    5.00%  05/03/01        $ 98,972,500
PAPER                  115,755,000  Park Avenue Receivables Corp. ..........    4.46   05/23/01         115,439,503
(CONTINUED)             85,000,000  Preferred Receivables Funding Corp. ....    4.95   05/10/01          84,894,812
                        54,885,000  Scaldis Capital LLC ....................    5.28   05/04/01          54,860,851
                        45,115,000  Scaldis Capital LLC ....................    5.27   05/21/01          44,982,913
                       100,000,000  Sigma Finance Inc. .....................    4.25   07/25/01          98,994,550
                        89,500,000  Sigma Finance Inc. .....................    4.20   08/16/01          88,375,280
                       150,000,000  Spintab AB .............................    4.94   06/11/01         149,156,083
                        60,000,000  Tulip Funding Corp. ....................    4.28   07/20/01          59,431,110
                        75,000,000  WCP Funding Inc. .......................    5.05   05/08/01          74,926,354
                        25,778,000  Windmill Funding Corp. .................    5.04   05/02/01          25,774,391
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER
                                    (COST $8,450,692,979) ..................                          8,451,161,236
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL             115,800,000  AT&T Corp. .............................    4.78   07/13/01         115,800,000
PAPER--VARIABLE         75,000,000  Lehman Brothers Holdings Inc. ..........    5.38   05/08/01          75,000,000
RATE-- 2.0%            150,000,000  Montauk Funding Corp. ..................    4.99   10/05/01         150,000,000
                       100,000,000  Morgan Stanley Dean Witter & Co. .......    4.63   09/12/01         100,000,000
                       113,200,000  Unilever Capital Corporation ...........    5.11   09/07/01         113,200,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER --
                                    VARIABLE RATE (COST $554,000,000) ......                            554,000,000
----------------------------------------------------------------------------------------------------------------------
REPURCHASE             300,000,000  Chase Securities Inc.,
AGREEMENTS**                           purchased on 04/30/01 ...............    4.67   05/01/01         300,000,000
--7.1%                 200,000,000  Chase Securities Inc.,
                                       purchased on 04/30/01 ...............    4.72   05/01/01         200,000,000
                       300,000,000  Deutsche Bank Securities Inc.,
                                       purchased on 04/30/01 ...............    4.74   05/01/01         300,000,000
                       200,000,000  Deutsche Bank Securities Inc.,
                                       purchased on 04/30/01 ...............    4.82   05/01/01         200,000,000
                       200,000,000  Goldman Sachs & Co.,
                                       purchased on 04/30/01 ...............    4.70   05/01/01         200,000,000
                        75,000,000  Goldman Sachs & Co.,
                                       purchased on 04/30/01 ...............    4.85   05/01/01          75,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY          VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
REPURCHASE            $500,000,000  Morgan Stanley & Co.,
AGREEMENTS**                           purchased on 04/30/01................    4.63%  05/01/01     $   500,000,000
(CONTINUED)            200,000,000  Salomon Smith Barney Inc.,
                                       purchased on 04/30/01................    4.81   05/01/01         200,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS
                                    (COST $1,975,000,000) ..................                          1,975,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 100.3%
                                    (COST $27,716,371,054) .................                         27,741,427,320
----------------------------------------------------------------------------------------------------------------------
                                    LIABILITIES IN EXCESS OF OTHER
                                    ASSETS-- (0.3%) ........................                            (79,881,638)
----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00
                                    PER SHARE ON 27,636,489,416
                                    SHARES OF BENEFICIAL INTEREST
                                    OUTSTANDING -- 100.0% ..................                        $27,661,545,682
======================================================================================================================

   Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2001, net unrealized appreciation amounted to $25,056,266 and is comprised of $29,019,564 in appreciation and $3,963,298 in depreciation.

  *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2001. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collaterized by U.S. Government and Agency
   Obligations. (See Note 1f)

   D/N--Discount Notes

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Total investments at value (identified cost $27,716,371,054) (Note 1a) .........................       $27,741,427,320
Cash ...........................................................................................            16,427,273
Interest receivable ............................................................................           158,741,588
Prepaid expense ................................................................................                22,589
                                                                                                    ------------------
        Total assets ...........................................................................        27,916,618,770
                                                                                                    ------------------
LIABILITIES:
Advisory fee payable (Note 2) ..................................................................             3,167,527
Payable for investments purchased...............................................................           233,162,232
Dividends payable ..............................................................................            17,187,136
Accrued expenses ...............................................................................             1,556,193
                                                                                                    ------------------
        Total liabilities ......................................................................           255,073,088
                                                                                                    ------------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   27,636,489,416 shares of beneficial interest outstanding) ...................................       $27,661,545,682
                                                                                                    ==================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d) .....................................................            $1,126,556,012
                                                                                                    ------------------
EXPENSES:
Investment advisory fee (Note 2)............................................................                27,152,645
Registration fees...........................................................................                 3,312,624
Accounting and custodian services...........................................................                   635,493
Dividend and transfer agency fees...........................................................                   282,318
Trustees' fees (Note 5).....................................................................                   150,071
Legal and audit fees........................................................................                   139,267
Printing and shareholder reports............................................................                   116,573
Insurance...................................................................................                    78,679
Miscellaneous...............................................................................                    51,311
                                                                                                    ------------------
        Total expense.......................................................................                31,918,981
                                                                                                    ------------------
        Net investment income...............................................................             1,094,637,031
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment transactions.............................      $ 1,722,470
Net unrealized appreciation of investments.................................       34,870,999
                                                                            ----------------
        Net realized and unrealized gain from investments...................................                36,593,469
                                                                                                    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................            $1,131,230,500
                                                                                                    ==================

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND                                               YEAR ENDED APRIL 30,
STATEMENT OF CHANGES IN NET ASSETS                                          ------------------------------------------
                                                                                  2001                     2000
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income.................................................       $ 1,094,637,031           $   704,609,932
Net realized gain from investment transactions........................             1,722,470                   139,941
Net unrealized appreciation (depreciation) of investments.............            34,870,999                (7,828,719)
                                                                            ----------------        ------------------
Net increase in net assets resulting from operations..................         1,131,230,500               696,921,154
Total declared as dividends to shareholders (Note 4)..................        (1,096,359,501)             (704,749,873)
Capital share transactions (Note 3)...................................        13,101,816,179             3,904,804,404
                                                                            ----------------        ------------------
Net increase in net assets............................................        13,136,687,178             3,896,975,685
NET ASSETS:
Beginning of year.....................................................        14,524,858,504            10,627,882,819
                                                                            ----------------        ------------------
End of year...........................................................       $27,661,545,682           $14,524,858,504
                                                                            ================        ==================

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND                  YEAR ENDED APRIL 30,
FINANCIAL HIGHLIGHTS                      ----------------------------------------------------        FOR THE PERIOD
                                                                                                     JANUARY 27, 1997*
                                                     2001         2000         1999         1998    TO APRIL 30, 1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year..........         $1.00        $1.00        $1.00        $1.00         $1.00
Income from Investment Operations:
   Net investment income....................          .061         .054         .052         .055          .014
Less Distributions:
   Dividends from net investment
     income.................................         (.061)       (.054)       (.052)       (.055)        (.014)
                                                     -----        -----        -----        -----         -----
Net Asset Value, end of year................         $1.00        $1.00        $1.00        $1.00         $1.00
                                                     =====        =====        =====        =====         =====
Total Return................................          6.32%        5.51%        5.32%        5.69%         1.40%(1)
Ratios/Supplemental Data:
   Net Assets, end of year (000)............   $27,661,546  $14,524,859  $10,627,883   $6,644,523    $2,823,196
   Ratio of expenses to average net assets
     (before waiver)........................           .18%         .18%         .18%         .18%          .18%(2)
   Ratio of expenses to average net assets
     (after waiver).........................            --           --           --           --           .17%(2)
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver).................          6.25%        5.40%        5.13%        5.55%         5.26%(2)
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)..................            --           --           --           --          5.27%(2)

*Commencement of operations
(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                  $ 25,000,000  U.S. Treasury Notes .....................   4.00%    04/30/03        $ 24,863,272
GOVERNMENT &            75,000,000  Federal Home Loan Banks .................   6.84     08/17/01          75,539,063
AGENCY                  25,000,000  Federal Home Loan Banks .................   6.00     08/15/02          25,471,675
ISSUES -- 4.1%          50,000,000  Federal Home Loan Banks .................   6.38     11/15/02          51,359,696
                        25,000,000  Federal Home Loan Banks .................   5.45     01/10/03          25,171,875
                        30,000,000  Federal Home Loan Banks .................   5.13     01/13/03          30,259,677
                        25,000,000  Federal Home Loan Mortgage Corp. ........   5.65     01/10/03          25,211,473
                        20,000,000  Federal National Mortgage Assoc.  .......   6.00     07/17/01          20,088,278
                        50,000,000  Federal National Mortgage Assoc.  .......   6.63     04/15/02          51,051,050
                        75,000,000  Federal National Mortgage Assoc. D/N        5.13     05/03/01          74,978,625
                        35,274,000  Federal National Mortgage Assoc. D/N        4.88     06/07/01          35,097,081
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT & AGENCY
                                    ISSUES (COST $436,721,520) ..............                             439,091,765
----------------------------------------------------------------------------------------------------------------------
U.S.                   100,000,000  Federal Home Loan Mortgage Corp. ........   4.06     09/17/01          99,972,656
GOVERNMENT              10,000,000  Federal National Mortgage Assoc.  .......   4.04     09/17/01           9,997,085
AGENCY                  94,000,000  Student Loan Marketing Assoc.  ..........   4.26     08/23/01          93,988,759
ISSUES -- VARIABLE     300,000,000  Student Loan Marketing Assoc.  ..........   4.21     03/18/02         299,873,898
RATE -- 6.5%           100,000,000  Student Loan Marketing Assoc.  ..........   4.21     04/12/02          99,973,197
                       100,000,000  Student Loan Marketing Assoc.  ..........   4.24     04/24/02          99,990,837
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES -- VARIABLE RATE
                                    (COST $703,796,432) .....................                             703,796,432
----------------------------------------------------------------------------------------------------------------------
CERTIFICATES            75,000,000  First Tennessee Bank, N.A.  .............   5.10     05/07/01          75,000,000
OF DEPOSIT --           50,000,000  National City Bank, Ohio ................   6.38     12/07/01          49,998,036
1.6%                    50,000,000  SouthTrust Bank, N.A.  ..................   6.50     06/05/01          50,000,416
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CERTIFICATES OF DEPOSIT
                                    (COST $175,001,851) .....................                             174,998,452
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
EURO                  $ 40,000,000  Abbey National Treasury Services
CERTIFICATES OF                        PLC, London ..........................   4.31%    05/01/02        $ 40,039,252
DEPOSIT -- 6.1%        100,000,000  Banca Intesa, London ....................   5.07     05/14/01         100,000,358
                         5,000,000  Banco Bilbao Vizcaya Argentaria S.A.,
                                       London ...............................   6.63     05/21/01           4,999,997
                        15,000,000  Banco Santander Centro Hispano, London ..   4.63     09/20/01          15,017,267
                        85,000,000  Barclays Bank PLC, London ...............   4.34     04/24/02          84,902,955
                        13,000,000  Bayerische Landesbank Girozentrale,
                                       London ...............................   4.53     09/26/01          13,010,638
                        75,000,000  Credit Agricole Indosuez ................   6.61     05/31/01          75,000,605
                        50,000,000  Credit Suisse First Boston, London ......   4.75     07/20/01          50,045,540
                         5,000,000  Halifax PLC, London .....................   6.41     05/08/01           5,000,009
                        75,000,000  Halifax PLC, London .....................   6.36     06/08/01          75,000,000
                        95,000,000  Landesbank Baden-Wurttemberg, London ....   5.02     06/08/01          95,000,000
                         3,000,000  Landesbank Baden-Wurttemberg, London ....   6.15     12/18/01           3,032,464
                        29,000,000  Landesbank Hessen-Thuringen Girozentrale,
                                       London ...............................   6.61     05/21/01          28,999,986
                        25,000,000  Norddeutsche Landesbank Girozentrale,
                                       London ...............................   4.47     10/10/01          25,017,503
                        50,000,000  Westdeutsche Landesbank Girozentrale,
                                       London ...............................   4.85     06/01/01          50,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL EURO CERTIFICATES OF DEPOSIT
                                    (COST $665,008,266)  ....................                             665,066,574
----------------------------------------------------------------------------------------------------------------------
YANKEE                  65,000,000  Bank of Nova Scotia, NY .................   4.59     03/28/02          65,076,180
CERTIFICATES OF        100,000,000  Canadian Imperial Bank of
DEPOSIT --                             Commerce, NY .........................   5.06     05/09/01         100,000,000
11.0%                   50,000,000  Canadian Imperial Bank of
                                       Commerce, NY .........................   6.87     08/24/01          50,371,025
                        50,000,000  Canadian Imperial Bank of
                                       Commerce, NY .........................   6.72     10/10/01          50,500,535
                        50,000,000  Commerzbank AG, NY ......................   7.09     06/22/01          49,998,653

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
YANKEE                $ 50,000,000  Commerzbank AG, NY ......................   6.89%    08/20/01      $   50,360,395
CERTIFICATES OF         25,000,000  Commerzbank AG, NY ......................   4.60     04/02/02          25,031,330
DEPOSIT                 50,000,000  Credit Agricole Indosuez, NY ............   6.89     08/31/01          50,398,255
(CONTINUED)             25,000,000  Credit Agricole Indosuez, NY ............   4.59     03/28/02          25,029,300
                       150,000,000  Credit Suisse First Boston, NY ..........   4.78     06/26/01         150,000,000
                        98,000,000  Merita Bank PLC, NY .....................   6.62     05/21/01          98,000,079
                        50,000,000  Rabobank Nederland, N.V., NY ............   5.12     02/19/02          50,265,265
                        50,000,000  Royal Bank of Canada, NY ................   6.01     09/11/01          50,294,595
                        75,000,000  Royal Bank of Canada, NY ................   5.07     02/13/02          75,363,922
                        50,000,000  Svenska Handelsbanken AB, NY ............   6.98     07/12/01          50,239,370
                        75,000,000  UBS AG, Stamford ........................   5.10     02/05/02          75,372,795
                        25,000,000  UBS AG, Stamford ........................   5.21     02/20/02          25,150,990
                       150,000,000  Westdeutsche Landesbank Girozentrale,
                                       London ...............................   5.00     05/01/01         150,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                    (COST $1,187,940,297) ...................                           1,191,452,689
----------------------------------------------------------------------------------------------------------------------
YANKEE                  50,000,000  Bank Austria, AG ........................   4.65     07/05/01          49,998,712
CERTIFICATES           100,000,000  Bayerische Landesbank Hypo-und
OF DEPOSIT --                          Vereinsbank AG, NY ...................   4.52     01/24/02          99,985,315
VARIABLE               105,000,000  Bayerische Landesbank Girozentrale, NY ..   4.52     01/25/02         104,984,523
RATE -- 4.1%            25,000,000  Commerzbank, AG .........................   4.52     01/24/02          24,996,329
                       160,000,000  National City Bank, Ohio ................   4.54     01/16/02         159,977,205
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL YANKEE CERTIFICATES OF
                                    DEPOSIT -- VARIABLE RATE
                                    (COST $439,942,084)  ....................                             439,942,084
----------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS --       300,000,000  National City Bank, Cayman ..............   4.63     05/01/01         300,000,000
5.6%                   153,400,000  SunTrust Bank, Cayman ...................   4.56     05/01/01         153,400,000
                       150,000,000  UBS AG, Cayman ..........................   4.66     05/01/01         150,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL TIME DEPOSITS
                                    (COST $603,400,000) .....................                             603,400,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
BANK NOTES --         $ 50,000,000  American Honda Finance Corp .............   4.61%    04/19/02      $   50,000,000
0.5%                     5,000,000  Bank One N.A., Chicago ..................   6.18     05/29/01           5,000,038
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL BANK NOTES
                                    (COST $55,000,038) ......................                              55,000,038
----------------------------------------------------------------------------------------------------------------------
BANK NOTES--            50,000,000  Bank of America N.A.  ...................   5.45     08/06/01          50,007,569
VARIABLE                25,000,000  Bank of America N.A.  ...................   5.10     09/06/01          25,007,635
RATE-- 1.0%             35,000,000  Comerica Bank ...........................   4.64     06/01/01          34,999,131
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL BANK NOTES -- VARIABLE RATE
                                    (COST $110,014,335)  ....................                             110,014,335
----------------------------------------------------------------------------------------------------------------------
CORPORATE               50,000,000  Associates Corp. of North America .......   4.86     06/26/01          50,000,000
NOTES --               265,000,000  CIT Group Holdings Inc.  ................   4.64     05/09/01         264,997,160
VARIABLE               145,000,000  DaimlerChrysler North America Holding
RATE -- 11.4%                          Corp.  ...............................   5.45     11/08/01         142,999,276
                       168,500,000  Ford Motor Credit Company ...............   5.10     01/07/02         168,474,034
                       175,000,000  General Motors Acceptance Corp.  ........   4.72     07/09/01         174,890,292
                        50,000,000  General Motors Acceptance Corp.  ........   4.35     07/27/01          49,999,750
                        17,000,000  Goldman Sachs Group Inc.  ...............   4.94     05/13/02          17,002,327
                        15,000,000  Household Finance Corp.  ................   5.46     05/21/01          15,000,687
                        75,000,000  Household Finance Corp.  ................   4.78     07/20/01          75,034,867
                       100,000,000  Household Finance Corp.  ................   5.05     05/17/02         100,007,190
                        80,000,000  Strategic Money Market Trust
                                       2000-H ...............................   4.87     09/24/01          80,000,000
                       100,000,000  Toyota Motor Credit Corp.  ..............   4.55     01/17/02         100,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE NOTES -- VARIABLE
                                    RATE (COST $1,240,457,937) ..............                           1,238,405,583
----------------------------------------------------------------------------------------------------------------------
MASTER NOTES --         45,000,000  GE Life and Annuity Assurance Co. .......   5.13     10/01/01          45,000,000
VARIABLE               100,000,000  Goldman Sachs Group Inc. ................   4.52     01/17/02         100,000,000
RATE -- 6.0%            99,000,000  Jackson National Life Insurance Co. .....   5.17     02/01/02          99,000,000
                       250,000,000  J.P. Morgan Securities Inc. .............   4.45     12/14/01         250,000,000
                        40,000,000  Monumental Life Insurance Co. ...........   5.22     08/17/01          40,000,000
                        40,000,000  Monumental Life Insurance Co. ...........   4.69     05/24/02          40,000,000


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
MASTER NOTES --       $ 45,000,000  New York Life Insurance Co ..............   5.11%    05/31/01        $ 45,000,000
VARIABLE RATE           25,000,000  Pacific Life Insurance Co. ..............   5.16     02/01/02          25,000,000
(CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL MASTER NOTES -- VARIABLE RATE
                                    (COST $644,000,000) .....................                             644,000,000
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL              50,000,000  ABN-AMRO North America
PAPER -- 35.2%                         Finance Inc. .........................   5.09     06/01/01          49,780,847
                        50,000,000  Apreco Inc.  ............................   5.02     05/04/01          49,979,083
                        25,810,000  Apreco Inc.  ............................   5.05     05/09/01          25,781,035
                       200,000,000  Asset Securitization Cooperative
                                       Corp.  ...............................   5.02     05/02/01         199,972,111
                        95,400,000  Asset Securitization Cooperative
                                       Corp.  ...............................   4.50     05/03/01          95,376,150
                        93,404,000  Atlantis One Funding Corp.  .............   4.94     06/06/01          92,942,584
                        55,000,000  Atlantis One Funding Corp.  .............   4.94     06/08/01          54,713,206
                       125,000,000  Atlantis One Funding Corp.  .............   4.94     06/15/01         124,228,125
                        75,000,000  Bavaria TRR Corp.  ......................   4.97     05/09/01          74,917,167
                        22,447,000  Blue Ridge Asset Funding Corp.  .........   4.75     06/20/01          22,298,912
                       175,000,000  Comision Federal de Electricidad ........   4.30     06/25/01         173,850,347
                        50,000,000  Corporate Asset Funding Co., Inc.  ......   5.00     05/04/01          49,979,167
                       100,000,000  Corporate Asset Funding Co., Inc.  ......   4.48     05/07/01          99,925,333
                       100,000,000  Corporate Asset Funding Co., Inc.  ......   5.02     05/08/01          99,902,389
                        75,000,000  Corporate Asset Funding Co., Inc.  ......   4.85     05/10/01          74,909,063
                        75,000,000  Corporate Asset Funding Co., Inc.  ......   4.30     06/20/01          74,552,083
                        50,000,000  CXC Inc.  ...............................   5.02     05/02/01          49,993,028
                        50,000,000  CXC Inc.  ...............................   5.04     05/04/01          49,979,000
                       100,000,000  CXC Inc.  ...............................   5.02     05/08/01          99,902,389
                        50,000,000  Den Danske Corp.  .......................   4.99     05/01/01          50,000,000
                        88,603,000  Delaware Funding Corp.  .................   4.99     05/02/01          88,590,719
                        45,593,000  Delaware Funding Corp.  .................   4.99     05/04/01          45,574,041
                       201,641,000  Delaware Funding Corp.  .................   4.83     05/15/01         201,262,251
                        43,740,000  Delaware Funding Corp.  .................   4.44     05/21/01          43,632,108
                       120,000,000  Delaware Funding Corp.  .................   4.46     05/21/01         119,702,667
                        25,241,000  Delaware Funding Corp.  .................   4.79     05/29/01          25,146,963
                       125,000,000  Dexia (Delaware) LLC ....................   4.62     07/10/01         123,958,913



See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL            $ 50,000,000  Edison Asset Securitization LLC .........   4.94%    05/11/01      $   49,931,389
PAPER                   74,508,000  Edison Asset Securitization LLC .........   4.93     06/07/01          74,130,472
(CONTINUED)             50,000,000  Eureka Securitization Inc.  .............   5.03     05/03/01          49,986,028
                        50,000,000  Eureka Securitization Inc.  .............   5.02     05/04/01          49,979,083
                       117,772,000  Falcon Asset Securitization Corp.  ......   4.43     05/29/01         117,366,210
                        55,000,000  Forrestal Funding Master Trust ..........   5.05     05/02/01          54,992,285
                        30,000,000  Forrestal Funding Master Trust ..........   5.01     05/07/01          29,974,950
                        50,378,000  Forrestal Funding Master Trust ..........   4.37     06/20/01          50,072,234
                        50,000,000  GE Capital International Funding ........   4.75     08/09/01          49,411,515
                       168,986,000  KittyHawk Funding Corp. .................   4.47     05/21/01         168,566,351
                        75,000,000  Lone Star Funding LLC ...................   5.30     05/14/01          74,856,458
                        50,000,000  Nordbanken N.A. Inc.  ...................   5.35     07/16/01          49,548,925
                        50,000,000  Park Avenue Receivables Corp.  ..........   5.00     05/03/01          49,986,111
                       104,243,000  Preferred Receivables Funding Corp. .....   4.48     05/22/01         103,970,578
                        40,000,000  Preferred Receivables Funding Corp. .....   4.44     05/23/01          39,891,467
                        44,400,000  Rio Tinto (Commercial Paper) Ltd.  ......   4.79     05/25/01          44,258,216
                        50,000,000  Spintab AB ..............................   4.94     06/11/01          49,718,694
                        75,000,000  Svenska Handelsbanken Inc.  .............   5.03     05/01/01          75,000,000
                        82,000,000  TFM, S.A. de C.V.  ......................   6.40     05/25/01          81,650,133
                        60,000,000  Tulip Funding Corp.  ....................   4.46     05/21/01          59,851,333
                        47,173,000  Tulip Funding Corp.  ....................   4.73     06/20/01          46,863,100
                        50,000,000  WCP Funding Inc.  .......................   4.85     05/18/01          49,885,486
                        25,000,000  Windmill Funding Corp.  .................   5.04     05/04/01          24,989,500
                        75,000,000  Windmill Funding Corp.  .................   4.44     05/21/01          74,815,000
                        25,000,000  Windmill Funding Corp.  .................   4.93     06/06/01          24,876,750
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER
                                    (COST $3,805,155,236)  ..................                           3,805,421,949
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL              58,000,000  AT&T Corp.  .............................   4.78     07/13/01          58,000,000
PAPER --               100,000,000  Morgan Stanley Dean Witter & Co.  .......   4.63     09/12/01         100,000,000
VARIABLE RATE --        57,000,000  Unilever Capital Corporation ............   5.11     09/07/01          57,000,000
2.0%
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMERCIAL PAPER -- VARIABLE
                                    RATE (COST $215,000,000)  ...............                             215,000,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
REPURCHASE            $140,000,000  Goldman Sachs & Co.,
AGREEMENTS**                           purchased on 4/30/01 .................   4.70%    05/01/01      $  140,000,000
--5.0%                 150,000,000  Goldman Sachs & Co.,
                                       purchased on 04/30/01 ................   4.75     05/01/01         150,000,000
                       250,000,000  Salomon Smith Barney Inc.,
                                        purchased on 04/30/01 ...............   4.81     05/01/01         250,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS
                                    (COST $540,000,000) .....................                             540,000,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 100.1%
                                    (COST $10,821,437,996) ..................                          10,825,589,901
----------------------------------------------------------------------------------------------------------------------
                                    LIABILITIES IN EXCESS OF OTHER
                                    ASSETS -- (0.1%) ........................                              (9,799,979)
----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00
                                    PER SHARE ON 10,811,638,017
                                    SHARES OF BENEFICIAL INTEREST
                                    OUTSTANDING -- 100.0% ...................                         $10,815,789,922
======================================================================================================================

    Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2001, net unrealized appreciation amounted to $4,151,905 and is comprised of $6,468,104 in appreciation and $2,316,199 in depreciation.

   *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2001. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

  **Repurchase Agreements are fully collateralized by U.S. Government and Agency
    Obligations. (See Note 1f)

    D/N--Discount Notes

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Total investments at value (identified cost $10,821,437,996) (Note 1a).........................        $10,825,589,901
Cash...........................................................................................              4,583,386
Interest receivable............................................................................             57,185,987
Prepaid expense................................................................................                  9,129
                                                                                                     -----------------
        Total assets...........................................................................         10,887,368,403
                                                                                                     -----------------
LIABILITIES:
Advisory fee payable (Note 2)..................................................................              1,833,577
Payable for investments purchased..............................................................             65,792,228
Dividends payable..............................................................................              3,088,494
Accrued expenses...............................................................................                864,182
                                                                                                     -----------------
        Total liabilities......................................................................             71,578,481
                                                                                                     -----------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   10,811,638,017 shares of beneficial interest outstanding)...................................        $10,815,789,922
   ==============                                                                                    =================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)........................................                            $573,851,998
                                                                                                       ---------------
EXPENSES:

Investment advisory fee (Note 2)..............................................     $30,181,541
Dividend and transfer agency fees.............................................       1,530,428
Registration fees.............................................................       1,332,567
Accounting and custodian services.............................................         409,068
Printing and shareholder reports..............................................         133,112
Legal and audit fees..........................................................          88,536
Trustees' fees (Note 5).......................................................          73,787
Insurance.....................................................................          44,864
Miscellaneous.................................................................          47,891
                                                                                 --------------
        Total expense.........................................................      33,841,794
Waived investment advisory fee (Note 2).......................................     (11,835,897)             22,005,897
                                                                                 --------------       ----------------
        Net investment income.................................................                             551,846,101
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

Net realized gain from investment transactions................................         416,324
Net unrealized appreciation of investments....................................      10,425,884
                                                                                 --------------
        Net realized and unrealized gain from investments........................................           10,842,208
                                                                                                      ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................         $562,688,309
                                                                                                      ================


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND                                                         YEAR ENDED APRIL 30,
STATEMENT OF CHANGES IN NET ASSETS                                       ------------------------------------------
                                                                                  2001                     2000
----------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income...................................................          $  551,846,101        $  440,899,851
Net realized gain (loss) from investment transactions...................                 416,324               (10,478)
Net unrealized appreciation (depreciation) of investments...............              10,425,884            (4,639,922)
                                                                                ----------------      ----------------
Net increase in net assets resulting from operations....................             562,688,309           436,249,451
Total declared as dividends to shareholders (Note 4)....................            (552,262,425)         (440,889,373)
Capital share transactions (Note 3).....................................           2,725,096,050            24,796,950
                                                                                ----------------      ----------------
Net increase in net assets..............................................           2,735,521,934            20,157,028

NET ASSETS:
Beginning of year.......................................................           8,080,267,988         8,060,110,960
                                                                                ----------------      ----------------
End of year.............................................................         $10,815,789,922        $8,080,267,988
                                                                                ================      ================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS                                                       YEAR ENDED APRIL 30,
                                                           -----------------------------------------------------------
                                                           2001          2000         1999          1998         1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year...                      $1.00         $1.00         $1.00        $1.00       $1.00
Income from Investment Operations:
   Net investment income.............                       .061          .053          .051         .054        .052
Less Distributions:
   Dividends from net investment
     income..........................                      (.061)        (.053)        (.051)       (.054)      (.052)
                                                           -----         -----         -----        -----       -----
Net Asset Value, end of year.........                      $1.00         $1.00         $1.00        $1.00       $1.00
                                                           =====         =====         =====        =====       =====
Total Return.........................                       6.25%         5.45%         5.25%        5.57%       5.34%
Ratios/Supplemental Data:
   Net Assets, end of year (000).....                $10,815,790    $8,080,268    $8,060,111   $7,372,425  $6,197,878
   Ratio of expenses to average net
     assets (before waiver)..........                        .37%          .37%          .37 %        .38  %      .38%
   Ratio of expenses to average net
     assets (after waiver)...........                        .24%          .24%          .24%         .25%        .25%
   Ratio of net investment income,
     including realized and
     unrealized gains and losses, to
     average net assets (before
     waiver).........................                       6.01%         5.14%         4.98%        5.34%       5.12%
   Ratio of net investment income,
     including realized and
     unrealized gains and losses, to
     average net assets
     (after waiver)..................                       6.14%         5.27%         5.11%        5.47%       5.25%


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                  $  2,000,000  U.S. Treasury Notes .....................   4.63%    02/28/03        $  2,010,206
GOVERNMENT &            10,000,000  Federal Farm Credit Banks ...............   6.07     07/02/01          10,027,649
AGENCY                  15,000,000  Federal Home Loan Banks .................   5.39     01/30/03          15,107,812
ISSUES -- 52.4%         50,000,000  Federal Home Loan Mortgage Corp. ........   6.31     12/12/01          50,147,695
                        10,270,000  Federal Home Loan Mortgage Corp. ........   5.50     05/15/02          10,386,666
                        15,000,000  Federal Home Loan Mortgage Corp. ........   5.81     01/09/03          15,090,838
                        20,000,000  Federal Home Loan Mortgage Corp. ........   5.00     04/30/03          19,992,318
                         5,000,000  Federal National Mortgage Assoc. ........   5.00     10/29/01           5,014,195
                        60,000,000  Federal National Mortgage Assoc. ........   6.60     11/16/01          60,053,514
                        15,000,000  Federal National Mortgage Assoc. ........   5.51     01/22/03          15,117,187
                         9,400,000  Federal National Mortgage Assoc. ........   5.13     03/05/03           9,417,625
                        23,000,000  Federal Farm Credit Banks D/N ...........   5.10     05/30/01          22,905,508
                        11,500,000  Federal Farm Credit Banks D/N ...........   4.89     07/27/01          11,382,700
                         5,000,000  Federal Farm Credit Banks D/N ...........   4.09     08/01/01           4,946,500
                        27,000,000  Federal Farm Credit Banks D/N ...........   4.90     08/20/01          26,651,703
                        20,000,000  Federal Farm Credit Banks D/N ...........   4.42     02/15/02          19,340,000
                        10,000,000  Federal Home Loan Banks D/N .............   6.70     05/15/01           9,973,944
                        75,000,000  Federal Home Loan Banks D/N .............   5.80     06/22/01          74,371,667
                        50,000,000  Federal Home Loan Banks D/N .............   5.82     06/29/01          49,523,083
                        18,457,000  Federal Home Loan Banks D/N .............   4.96     07/06/01          18,313,864
                       147,449,000  Federal Home Loan Banks D/N .............   4.53     07/06/01         146,305,518
                        74,983,000  Federal Home Loan Banks D/N .............   4.15     07/20/01          74,278,160
                        50,000,000  Federal Home Loan Banks D/N .............   4.89     07/27/01          49,490,000
                        50,000,000  Federal Home Loan Mortgage Corp. D/N ....   4.98     05/01/01          50,000,000
                        50,000,000  Federal Home Loan Mortgage Corp. D/N ....   4.40     05/04/01          49,981,667
                        43,777,000  Federal Home Loan Mortgage Corp. D/N ....   5.18     05/10/01          43,720,364
                        12,350,000  Federal Home Loan Mortgage Corp. D/N ....   5.81     06/21/01          12,248,349
                         1,000,000  Federal Home Loan Mortgage Corp. D/N ....   4.45     08/10/01             988,200


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                  $ 20,000,000  Federal Home Loan Mortgage Corp. D/N ....   4.84%    01/31/02      $   19,373,618
GOVERNMENT &            15,000,000  Federal Home Loan Mortgage Corp. D/N ....   4.76     01/31/02          14,530,214
AGENCY                  10,852,000  Federal Home Loan Mortgage Corp. D/N ....   4.77     01/31/02          10,512,125
ISSUES                 105,000,000  Federal National Mortgage Assoc. D/N ....   5.18     05/10/01         104,864,156
(CONTINUED)            150,000,000  Federal National Mortgage Assoc. D/N ....   5.19     05/17/01         149,654,000
                        10,000,000  Federal National Mortgage Assoc. D/N ....   6.70     05/18/01           9,968,361
                        50,000,000  Federal National Mortgage Assoc. D/N ....   4.72     06/05/01          49,770,556
                        50,000,000  Federal National Mortgage Assoc. D/N ....   4.65     06/07/01          49,761,042
                        50,000,000  Federal National Mortgage Assoc. D/N ....   4.60     06/08/01          49,757,222
                        20,000,000  Federal National Mortgage Assoc. D/N ....   4.76     07/20/01          19,812,000
                        20,000,000  Federal National Mortgage Assoc. D/N ....   5.74     08/10/01          19,764,338
                        50,000,000  Federal National Mortgage Assoc. D/N ....   4.45     08/17/01          49,370,005
                        25,000,000  Federal National Mortgage Assoc. D/N ....   4.02     11/16/01          24,434,773
                        10,000,000  Federal National Mortgage Assoc. D/N ....   4.79     01/11/02           9,709,579
                        94,206,000  Student Loan Marketing Assoc. D/N .......   4.60     07/02/01          93,518,296
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT & AGENCY
                                    ISSUES (COST $1,550,187,208) ............                           1,551,587,217
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                  $ 50,000,000  Federal Home Loan Banks  ................   4.59%    10/19/01        $ 50,050,950
GOVERNMENT             100,000,000  Federal National Mortgage Assoc.  .......   4.53     05/24/01         100,000,000
AGENCY                 100,000,000  Federal National Mortgage Assoc.  .......   4.47     10/04/01          99,974,980
ISSUES --               50,000,000  Federal National Mortgage Assoc.  .......   4.52     11/05/01          49,992,579
VARIABLE                50,000,000  Federal National Mortgage Assoc.  .......   4.89     12/03/01          49,988,523
RATE -- 15.2%           50,000,000  Student Loan Marketing Assoc.  ..........   4.24     02/07/02          49,984,686
                        50,000,000  Student Loan Marketing Assoc.  ..........   4.24     02/28/02          49,980,131
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCY
                                    ISSUES -- VARIABLE RATE
                                    (COST $449,904,912) .....................                             449,971,849
----------------------------------------------------------------------------------------------------------------------
REPURCHASE             380,000,000  Chase Securities Inc.,
AGREEMENTS**                           purchased on 04/30/01 ................   4.63     05/01/01         380,000,000
--31.2%                235,000,000  Credit Suisse First Boston Corp.,
                                       purchased on 04/30/01 ................   4.63     05/01/01         235,000,000

See Notes to Financial Statements.


----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                               INTEREST  MATURITY           VALUE
                      FACE AMOUNT                                               RATE*      DATE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
REPURCHASE           $235,000,000   HSBC Securities (USA) Inc.,
AGREEMENTS**                           purchased on 04/30/01 ................   4.63%    05/01/01        $ 235,000,000
(CONTINUED)             74,649,000  State Street Bank and Trust,
                                       purchased on 04/30/01 ................   4.60     05/01/01           74,649,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS
                                    (COST $924,649,000) .....................                              924,649,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 98.8%
                                    (COST $2,924,741,120) ...................                            2,926,208,066
----------------------------------------------------------------------------------------------------------------------
                                    OTHER ASSETS LESS LIABILITIES -- 1.2%                                   35,584,845
----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00 PER
                                    SHARE ON 2,960,325,965 SHARES OF
                                    BENEFICIAL INTEREST OUTSTANDING --
                                    100.0% ..................................                           $2,961,792,911
======================================================================================================================

   Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2001, net unrealized appreciation amounted to $1,466,946 and is comprised of $1,511,589 of appreciation and $44,643 in depreciation.

  *Repurchase Agreements bear interest payable at fixed dates or upon maturity.
   Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2001. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

 **Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations. (See Note 1f)

   D/N--Discount Notes

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities subject to repurchase agreements....................     $  924,649,000
Investments in other marketable securities....................................      2,001,559,066
                                                                                ------------------
        Total investments at value (identified cost $2,924,741,120) (Note 1a)....................      $2,926,208,066
Cash.............................................................................................           1,747,270
Receivable for investments sold..................................................................          27,610,573
Interest receivable..............................................................................           7,770,536
Prepaid expense..................................................................................             120,393
                                                                                                   -------------------
        Total assets.............................................................................       2,963,456,838
                                                                                                   -------------------
LIABILITIES:

Advisory fee payable (Note 2)....................................................................             542,121
Dividends payable................................................................................             980,332
Accrued expenses.................................................................................             141,474
                                                                                                   -------------------
        Total liabilities........................................................................           1,663,927
                                                                                                   -------------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   2,960,325,965 shares of beneficial interest outstanding)......................................      $2,961,792,911
                                                                                                   ===================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)...........................................................        $170,759,232
                                                                                                     -----------------
EXPENSES:
Investment advisory fee (Note 2)..............................................        $8,727,567
Registration fees.............................................................           529,738
Dividend and transfer agency fees.............................................           324,493
Accounting and custodian services.............................................           165,556
Legal and audit fees..........................................................            31,016
Printing and shareholder reports..............................................            26,971
Trustees' fees (Note 5).......................................................            22,957
Insurance.....................................................................            13,476
Miscellaneous.................................................................            31,726
                                                                                -----------------
        Total expense.........................................................         9,873,500
Waived investment advisory fee (Note 2).......................................        (3,193,177)           6,680,323
                                                                                -----------------    -----------------
        Net investment income.................................................                            164,078,909
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

Net realized gain from investment transactions................................           633,675
Net unrealized appreciation of investments....................................         2,844,154
                                                                                -----------------
        Net realized and unrealized gain from investments.........................................          3,477,829
                                                                                                     -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................       $167,556,738
                                                                                                     =================



See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND                                                             YEAR ENDED APRIL 30,
STATEMENT OF CHANGES IN NET ASSETS                                              --------------------------------------
                                                                                       2001                   2000
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income....................................................         $ 164,078,909          $ 137,181,706
Net realized gain (loss) from investment transactions....................               633,675                    (24)
Net unrealized appreciation (depreciation) of investments................             2,844,154             (1,255,770)
                                                                                -----------------    -----------------
Net increase in net assets resulting from operations.....................           167,556,738            135,925,912
Total declared as dividends to shareholders (Note 4).....................          (164,712,584)          (137,181,682)
Capital share transactions (Note 3)......................................           355,740,622            (32,208,401)
                                                                                -----------------    -----------------
Net increase (decrease) in net assets....................................           358,584,776            (33,464,171)
NET ASSETS:
Beginning of year........................................................         2,603,208,135          2,636,672,306
                                                                                -----------------    -----------------
End of year..............................................................        $2,961,792,911         $2,603,208,135
                                                                                =================    =================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GOVERNMENT FUND
FINANCIAL HIGHLIGHTS                                                            YEAR ENDED APRIL 30,
                                                           -----------------------------------------------------------
                                                              2001         2000         1999        1998        1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year......                     $1.00         $1.00        $1.00       $1.00       $1.00
Income from Investment Operations:
   Net investment income................                      .060          .052         .050        .053        .052
Less Distributions:
   Dividends from net investment income.                     (.060)        (.052)       (.050)      (.053)      (.052)
                                                             -----         -----        -----       -----       -----
Net Asset Value, end of year............                     $1.00         $1.00        $1.00       $1.00       $1.00
                                                             =====         =====        =====       =====       =====
Total Return............................                      6.17 %        5.34%        5.16%       5.48%       5.31%
Ratios/Supplemental Data:
   Net Assets, end of year (000)........                $2,961,793    $2,603,208   $2,636,672  $2,114,592  $2,017,399
   Ratio of expenses to average net
     assets (before waiver).............                       .36 %         .35%         .36%        .37%        .38%
   Ratio of expenses to average net
     assets (after waiver)..............                       .24 %         .24%         .24%        .25%        .26%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver).............                      5.94 %        5.07%        4.90%       5.24%       5.07%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)..............                      6.06 %        5.18%        5.02%       5.36%       5.19%

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY            VALUE
                       FACE AMOUNT                                              RATE*      DATE            (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                   $ 3,948,000  U.S. Treasury Bills .....................   4.96%    05/03/01         $ 3,946,912
GOVERNMENT              25,000,000  U.S. Treasury Bills .....................   4.99     05/03/01          24,993,069
ISSUES--                54,018,000  U.S. Treasury Bills .....................   5.48     05/03/01          54,001,555
99.9%                   37,318,000  U.S. Treasury Bills .....................   4.64     05/10/01          37,274,711
                         4,219,000  U.S. Treasury Bills .....................   4.67     05/10/01           4,214,074
                         1,474,000  U.S. Treasury Bills .....................   4.91     05/10/01           1,472,191
                        20,000,000  U.S. Treasury Bills .....................   4.92     05/10/01          19,975,400
                        13,547,000  U.S. Treasury Bills .....................   4.93     05/10/01          13,530,320
                        18,860,000  U.S. Treasury Bills .....................   4.94     05/10/01          18,836,708
                        50,000,000  U.S. Treasury Bills .....................   4.94     05/17/01          49,890,222
                         3,431,000  U.S. Treasury Bills .....................   4.96     05/17/01           3,423,444
                        45,000,000  U.S. Treasury Bills .....................   5.30     05/17/01          44,894,000
                        14,740,000  U.S. Treasury Bills .....................   4.42     05/24/01          14,698,376
                         9,775,000  U.S. Treasury Bills .....................   4.48     05/24/01           9,747,053
                        12,577,000  U.S. Treasury Bills .....................   4.50     05/24/01          12,540,841
                         3,110,000  U.S. Treasury Bills .....................   4.52     05/24/01           3,101,019
                        60,000,000  U.S. Treasury Bills .....................   4.91     05/24/01          59,811,783
                        50,000,000  U.S. Treasury Bills .....................   4.46     05/31/01          49,814,375
                        50,000,000  U.S. Treasury Bills .....................   4.49     05/31/01          49,812,917
                        50,000,000  U.S. Treasury Bills .....................   4.32     06/07/01          49,778,257
                        15,680,000  U.S. Treasury Bills .....................   4.43     06/07/01          15,608,689
                        50,000,000  U.S. Treasury Bills .....................   4.44     06/07/01          49,771,833
                        17,538,000  U.S. Treasury Bills .....................   4.17     06/28/01          17,420,174
                         8,176,000  U.S. Treasury Bills .....................   4.20     06/28/01           8,120,742
                        59,943,000  U.S. Treasury Bills .....................   3.86     07/05/01          59,536,041
                        15,000,000  U.S. Treasury Bills .....................   3.73     07/19/01          14,875,905
                        50,000,000  U.S. Treasury Bills .....................   4.23     07/19/01          49,586,350
                         1,776,000  U.S. Treasury Bills .....................   3.69     07/26/01           1,759,835
                        30,000,000  U.S. Treasury Bills .....................   3.70     07/26/01          29,726,940
                        25,000,000  U.S. Treasury Bills .....................   3.71     07/26/01          24,772,450
                        15,000,000  U.S. Treasury Bills .....................   3.74     07/26/01          14,863,470
                        50,000,000  U.S. Treasury Bills .....................   3.84     08/09/01          49,470,850

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                              INTEREST   MATURITY            VALUE
                       FACE AMOUNT                                              RATE*      DATE            (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
U.S.                   $10,000,000  U.S. Treasury Bills .....................   4.19%    08/16/01        $   9,886,760
GOVERNMENT              25,000,000  U.S. Treasury Bills .....................   4.02     09/20/01           24,621,323
ISSUES                  10,000,000  U.S. Treasury Bills .....................   4.21     09/20/01            9,848,529
(CONTINUED)             20,000,000  U.S. Treasury Bills .....................   3.94     10/04/01           19,665,458
                        40,000,000  U.S. Treasury Bills .....................   3.81     10/18/01           39,268,996
                        25,000,000  U.S. Treasury Notes .....................   6.63     07/31/01           25,089,847
                        50,000,000  U.S. Treasury Notes .....................   5.50     07/31/01           50,318,345
                        10,000,000  U.S. Treasury Notes .....................   6.25     10/31/01           10,105,128
                         1,000,000  U.S. Treasury Notes .....................   4.63     02/28/03            1,005,103
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 99.9%
                                    (COST $1,050,916,262)....................                            1,051,079,995
----------------------------------------------------------------------------------------------------------------------
                                    OTHER ASSETS LESS LIABILITIES -- 0.1%                                      928,710
----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00
                                    PER SHARE ON 1,051,844,972 SHARES
                                    OF BENEFICIAL INTEREST
                                    OUTSTANDING -- 100.0% ...................                           $1,052,008,705
======================================================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2001, net unrealized appreciation amounted to $163,733 and is comprised of $256,002 in appreciation and $92,269 in depreciation.

 *U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Total investments at value (identified cost $1,050,916,262) (Note 1a)..........................         $1,051,079,995
Cash...........................................................................................                470,912
Interest receivable............................................................................              1,104,967
Prepaid expense................................................................................                    904
                                                                                                      ----------------
        Total assets...........................................................................          1,052,656,778
                                                                                                      ----------------
LIABILITIES:
Advisory fee payable (Note 2)..................................................................                182,698
Dividends payable..............................................................................                361,194
Accrued expenses...............................................................................                104,181
                                                                                                      ----------------
        Total liabilities......................................................................                648,073
                                                                                                      ----------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   1,051,844,972 shares of beneficial interest outstanding)....................................         $1,052,008,705
                                                                                                      ================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)........................................                             $48,171,554
                                                                                                      ----------------
EXPENSES:
Investment advisory fee (Note 2)..............................................      $2,851,727
Registration fees.............................................................         125,959
Dividend and transfer agency fees.............................................         116,600
Accounting and custodian services.............................................          97,549
Legal and audit fees..........................................................          12,489
Trustees' fees (Note 5).......................................................           6,808
Printing and shareholder reports..............................................           4,763
Insurance.....................................................................           3,153
Miscellaneous.................................................................          21,359
                                                                               ----------------
        Total expense.........................................................       3,240,407
Waived investment advisory fee (Note 2).......................................      (1,183,448)              2,056,959
                                                                               ----------------      -----------------
        Net investment income.................................................                              46,114,595
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment transactions................................         389,624
Net unrealized appreciation of investments....................................         174,744
                                                                               ----------------
        Net realized and unrealized gain from investments.....................                                 564,368
                                                                                                     -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                             $46,678,963
                                                                                                     =================

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND                                                                 YEAR ENDED APRIL 30,
STATEMENT OF CHANGES IN NET ASSETS                                                ------------------------------------
                                                                                        2001                  2000
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income....................................................         $  46,114,595           $ 34,039,462
Net realized gain from investment transactions...........................               389,624                146,608
Net unrealized appreciation of investments...............................               174,744                 33,206
                                                                               ----------------      -----------------
Net increase in net assets resulting from operations.....................            46,678,963             34,219,276
Total declared as dividends to shareholders (Note 4).....................           (46,504,219)           (34,186,070)
Capital share transactions (Note 3)......................................           372,993,363             (1,533,095)
                                                                               ----------------      -----------------
Net increase (decrease) in net assets....................................           373,168,107             (1,499,889)
NET ASSETS:
Beginning of year........................................................           678,840,598            680,340,487
                                                                               ----------------      -----------------
End of year..............................................................        $1,052,008,705           $678,840,598
                                                                               ================      =================
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH TREASURY FUND
FINANCIAL HIGHLIGHTS                                                            YEAR ENDED APRIL 30,
                                                             ---------------------------------------------------------
                                                                2001        2000         1999        1998         1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year.........                    $1.00       $1.00        $1.00       $1.00        $1.00
Income from Investment Operations:
   Net investment income...................                     .056        .048         .046        .051         .049
Less Distributions:
Dividends from net investment income.......                    (.056)      (.048)       (.046)      (.051)       (.049)
                                                               -----       -----        -----       -----        -----
Net Asset Value, end of year...............                    $1.00       $1.00        $1.00       $1.00        $1.00
                                                               =====       =====        =====       =====        =====
Total Return...............................                     5.78%       4.94%        4.76%       5.24%        5.08%
Ratios/Supplemental Data:
   Net Assets, end of year (000)...........               $1,052,009    $678,841     $680,340    $759,197     $611,844
   Ratio of expenses to average net assets
     (before waiver).......................                      .39%        .39%         .39%        .41%         .42%
   Ratio of expenses to average net assets
     (after waiver)........................                      .25%        .25%         .25%        .26%         .27%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver)................                     5.45%       4.69%        4.36%       5.11%        4.85%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver).................                     5.59%       4.83%        4.50%       5.26%        5.00%

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
ALASKA --              $21,300,000  Valdez, Alaska Marine Terminal Revenue (ARCO Transportation
0.7%                                   Project - Series A) CP 3.40% due 06/12/2001 ................        $21,300,000
----------------------------------------------------------------------------------------------------------------------
ARKANSAS --             10,000,000  Arkansas Hospital Equipment Finance Authority
0.5%                                   Revenue (AHA Pooled Financing Program) VRDN
                                       4.40% due 11/01/2028 (a) ...................................         10,000,000
                         5,655,000  Arkansas State Development Finance Authority IDR (Defiance Metal
                                       Products Project) VRDN 4.50% due 11/01/2011(a) .............          5,655,000
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA --                       California Pollution Control Financing Authority PCR (Pacific
0.7%                                   Gas & Electric) DDN:
                         2,000,000     (Series A) 5.25% due 12/01/2018 (a) ........................          2,000,000
                         3,400,000     (Series C) 5.60% due 11/01/2026 (a) ........................          3,400,000
                           935,000     (Series D) 5.60% due 11/01/2026 (a) ........................            935,000
                        17,400,000  California Pollution Control Financing Auth. PCR
                                       (Pacific Gas & Electric - Series B) VRDN 6.00%
                                       due 12/01/2016 (a) .........................................         17,400,000
----------------------------------------------------------------------------------------------------------------------
COLORADO --              4,300,000  Arvada, Colorado Water Enterprise Revenue (Dexia Public Finance)
0.9%                                   VRDN 3.55% due 11/01/2020 (a)  .............................          4,300,000
                        14,410,000  Castle Pines North Metropolitan District VRDN 4.30%
                                       due 12/01/2028 (a) .........................................         14,410,000
                         6,195,000  Colorado Educational & Cultural Facilities Authority Revenue
                                       (Denver Academy Project) VRDN 4.32% due 08/01/2020 (a)  ....          6,195,000
                         4,000,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.) VRDN 4.40%
                                       due 12/01/2005 (a) .........................................          4,000,000
----------------------------------------------------------------------------------------------------------------------
CONNECTICUT --          15,000,000  New Haven, Connecticut BAN 4.63% due 05/09/2001 ...............         15,000,729
0.5%
----------------------------------------------------------------------------------------------------------------------
DELAWARE --             15,000,000  Delaware State EDA IDR (Delaware Clean Power Project) VRDN 4.45%
0.5%                                   due 08/01/2029 (a) .........................................         15,000,000
----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA     4,000,000  Municipal Securities Trust Certificates -- Class A, Metropolitan
-- 0.1%                                Washington D.C. Airport Authority
                                       (Series 2001-130) DDN 4.45% due 06/13/2018 (a) .............          4,000,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
FLORIDA --             $30,000,000  Capital Projects Finance Authority of Florida Revenue (Capital
8.9%                                   Projects Loan Program - Series H) VRDN 4.40% due 12/01/2030
                                       (a) ........................................................        $30,000,000
                                    Capital Trust Agency, Florida -- M/F Housing Revenue Bond --
                                       Community Loan Program VRDN:
                        10,000,000  (Series A) 4.34% due 12/01/2032 (a) ...........................         10,000,000
                        44,600,000  (Series B) 4.34% due 12/01/2032 (a) ...........................         44,600,000
                         4,100,000  Florida State Board of Education Public Education Municipal
                                       Securities Trust Receipts (SGA 102) DDN 4.45% due 06/01/2029
                                       (a) ........................................................          4,100,000
                        16,675,000  Gulf Breeze, Florida Health Care Facilities Revenue (Heritage
                                       Health Care Project) VRDN 4.34% due 01/01/2024 (a) .........         16,675,000
                        17,700,000  Jacksonville, Florida PCR (Florida Power & Light Co.) CP 3.55%
                                       due 07/12/2001 .............................................         17,700,000
                                    Kissimmee, Florida Utilities Authority Electrical Systems
                                       Revenue (Series A) CP:
                        12,500,000     3.53% due 05/01/2001 .......................................         12,500,000
                        20,000,000     3.30% due 06/07/2001 .......................................         20,000,000
                        17,500,000     3.35% due 06/07/2001 .......................................         17,500,000
                         4,430,000  Lee County, Florida IDA Revenue (Raymond Building Supply Corp.
                                       Project) VRDN 4.51% due
                                       04/01/2017 (a) .............................................          4,430,000
                        31,100,000  Orange County, Florida Health Facilities Authority Revenue VRDN
                                       4.40% due 06/01/2030 (a) ...................................         31,100,000
                        36,200,000  Saint Lucie County, Florida PCR (Florida Power & Light Co.
                                       Project) DDN 4.50% due 09/01/2028 (a)  .....................         36,200,000
                        35,245,000  Saint Lucie County, Florida Solid Waste Disposal Revenue
                                       (Florida Power & Light - Series B) DDN 4.60% due 07/15/2024
                                       (a) ........................................................         35,245,000
----------------------------------------------------------------------------------------------------------------------
GEORGIA --                6,550,000  Albany & Dougherty County, Georgia Hospital Authority Revenue
3.2%                                   (Phoebe Putney Memorial Hospital) VRDN 4.25% due 09/01/2026
                                       (a) ........................................................          6,550,000
                        19,145,000  Eagle Tax-Exempt Trust -- State of Georgia (Series 981002) VRDN
                                       4.31% due 07/01/2014 (a) ...................................         19,145,000


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
GEORGIA                $22,955,000  Eagle Tax-Exempt Trust -- State of Georgia (Series 991001)
(CONTINUED)                            VRDN 4.31% due 11/01/2017 (a) 4.31% due 11/01/2017 (a) .....        $22,955,000
                        23,770,000  Georgia Municipal Electric Authority (Project 1 - Series B) CP
                                       3.30% due 05/22/2001 .......................................         23,770,000
                         9,000,000  La Grange, Georgia Development Authority IDR (Reltec Corp.
                                       Project) VRDN 4.45% due 12/01/2021 (a)  ....................          9,000,000
                        20,000,000  Southern Georgia Hospital Authority Revenue (Georgia Alliance
                                       of Community Hospitals Pooled Finance Program - Series A)
                                       VRDN 4.65% due 04/01/2029 (a) ..............................         20,000,000
----------------------------------------------------------------------------------------------------------------------
IDAHO --                 9,885,000  American Falls Reservoir District Replacement Dam Refunding
1.6%                                   VRDN 5.35% due 02/01/2025 (a) ..............................          9,885,000
                        39,100,000  Idaho Health Facilities Authority, Health Systems
                                       Revenue (Hospital of the Holy Cross) CP 3.45%
                                       due 05/09/2001 .............................................         39,100,000
                         2,805,000  Madison, Idaho Economic Development Corp. IDR (Floyd Wilcox &
                                       Sons, Inc. Project) VRDN 4.51% due 08/01/2012 (a) ..........          2,805,000
----------------------------------------------------------------------------------------------------------------------
ILLINOIS --              2,700,000  Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN
5.0%                                   4.55% due 10/01/2018 (a) ...................................          2,700,000
                         5,600,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                       (Groot Industries Inc. Project) VRDN 4.55%
                                       due 12/01/2015 (a) .........................................          5,600,000
                         2,800,000  Des Plaines, Illinois IDR (East Golf Road LLC Project) VRDN
                                       4.55% due 05/01/2017 (a) ...................................          2,800,000
                         3,300,000  Elgin, Illinois IDR (Starro Precision Products Inc. Project)
                                       VRDN 4.55% due 06/01/2025 (a) ..............................          3,300,000
                         1,200,000  Geneva, Illinois IDR (Continental Envelope Corp. Project) VRDN
                                       4.55% due 09/01/2006 (a) ...................................          1,200,000
                        41,000,000  Illinois Health Facilities Authority Revenue (Victory Health
                                       Services - Series B) CP 3.50% due 05/25/2001 ...............         41,000,000
                         2,690,000  Illinois State Development Finance Authority IDR (Rockford
                                       College Project) VRDN 4.40% due 02/01/2001 (a) .............          2,690,000


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
ILLINOIS               $ 3,240,000  Illinois State Development Finance Authority IDR
(CONTINUED)                            (Design Automotive LLC Project) VRDN 4.55%
                                       due 06/01/2011 (a) .........................................        $ 3,240,000
                         8,500,000  Illinois State Development Finance Authority (Provena Health -
                                       Series B) DDN 4.70% due 05/01/2028 (a) .....................          8,500,000
                        22,000,000  Illinois State Development Finance Authority Revenue (Local
                                       Government Financing - Series A) VRDN 4.40% due 09/01/2029
                                       (a) ........................................................         22,000,000
                        30,975,000  Illinois State Municipal Securities Trust Receipts (SGA 103)
                                       DDN 4.45% due 08/01/2024 (a) ...............................         30,975,000
                        12,495,000  Municipal Securities Trust Certificates -- Chicago, Illinois
                                       (Class A -- Series 2001-124) VRDN 3.75%
                                       due 06/11/2001 (a) .........................................         12,495,000
                        17,200,000  Municipal Securities Trust Certificates -- O' Hare
                                       International Airport, Chicago (Class A - Series 93)
                                       DDN 4.45% due 10/04/2012 (a) ...............................         17,200,000
                         2,345,000  Peoria, Illinois IDR (CDC Realty L.P. Project)
                                       VRDN 4.55% due 12/01/2014 (a) ..............................          2,345,000
----------------------------------------------------------------------------------------------------------------------
INDIANA --              1,805,000   Allen County, Indiana EDR (Water Furnace International Inc.)
3.2%                                   VRDN 4.50% due 11/01/2014 (a) ..............................          1,805,000
                         3,310,000  Allen County, Indiana EDR (YMCA of Greater Fort Wayne
                                       Project) VRDN 4.35% due 12/01/2009 (a). ....................          3,310,000
                         2,245,000  Bloomington, Indiana EDR (Bloomington Square Project) VRDN
                                       4.40% due 12/01/2008 (a) ...................................          2,245,000
                         1,100,000  Connersville, Indiana EDR (Inland Southern Corp. Project)
                                       VRDN 4.35% due 02/01/2012 (a) ..............................          1,100,000
                         2,500,000  Crawfordsville, Indiana EDR (Performance Master LLC Project)
                                       VRDN 4.55% due 10/01/2018 (a) ..............................          2,500,000
                         4,050,000  Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                                       VRDN 4.51% due 08/01/2012 (a) ..............................          4,050,000
                         6,010,000  Greencastle, Indiana IDR (Crown Equipment Corp. Project)
                                       VRDN 4.45% due 02/01/2011 (a) ..............................          6,010,000
                         4,000,000  Indianapolis, Indiana EDR (New Bridges Apartments Project)
                                       VRDN 4.37% due 06/01/2035 (a) ..............................          4,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
INDIANA                $ 2,250,000  Indiana State Development Finance Authority EDR
(CONTINUED)                            (Hart Housing Group Inc. Project) VRDN 4.51% due
                                       06/01/2011 (a) .............................................        $ 2,250,000
                         2,205,000  Indiana State Development Finance Authority EDR (Indianapolis
                                       Urban League Inc.) VRDN 4.35% due 01/01/2020 (a)............          2,205,000
                         1,400,000  Indiana State Development Finance Authority IDR (Centurion
                                       Industries Inc. Project) VRDN 4.50% due 10/01/2005 (a)......          1,400,000
                        34,200,000  Mount Vernon, Indiana PCR & Solid Waste Disposal Revenue
                                       (General Electric Project - Series A) CP 3.35% due
                                       06/11/2001 .................................................         34,200,000
                        22,500,000  South Bend, Indiana Community School District TAN 4.63% due
                                       12/31/2001 .................................................         22,525,257
                         8,500,000  Tippecanoe, Indiana School District BAN 3.90% due 12/28/2001 ..          8,535,389
                         4,100,000  Whiting, Indiana Industrial Sewer & Solid Waste Disposal
                                       Revenue (Amoco Oil Co. Project) DDN 4.55% due
                                       01/01/2026 (a) .............................................          4,100,000
----------------------------------------------------------------------------------------------------------------------
KANSAS --               15,400,000  Butler County, Kansas Solid Waste Disposal Facilities Revenue
2.5%.                                  (Texaco Refining and Marketing - Series A) DDN 4.55% due
                                       08/01/2024 (a) .............................................         15,400,000
                                    Butler County, Kansas Solid Waste Disposal & Cogeneration
                                       Revenue (Texaco Refining & Marketing - Series B) DDN:
                        49,400,000     4.55% due 08/01/2024 (a) ...................................         49,400,000
                         3,000,000     4.55% due 12/01/2024 (a) ...................................          3,000,000
                        10,000,000  Kansas State Department of Transportation Highway Revenue
                                       (Series C-1) VRDN 4.25% due 09/01/2020 (a) .................         10,000,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
KENTUCKY --            $ 3,970,000  Crestview Hill, Kentucky Industrial Building Revenue (Thomas
1.3%                                   More College Project) VRDN 4.40% due 11/01/2018 (a) ........        $ 3,970,000
                         1,600,000  Jefferson County, Kentucky Industrial Building Revenue (Thomas
                                       Development Project) VRDN 4.50% due 04/10/2010 (a) .........          1,600,000
                         9,835,000  Kentucky Economic Development Finance Authority Hospital
                                       Facilities Revenue (St. Elizabeth's Medical Center
                                       Inc. - Series A) VRDN 4.42% due 05/01/2017 (a) .............          9.835,000
                        19,700,000  Kentucky State Pollution Abatement and Water Resource Finance
                                       Authority PCR (Toyota Motor) DDN 5.90% due 08/13/2006 (a) ..         19,700,000
                         2,250,000  Lawrenceburg, Kentucky BAN 5.15% due 10/01/2001 ...............          2,253,604
                         3,385,000  Shelby County, Kentucky IDR (Truss Co. Inc./Kingbrook Commerce
                                       Park LLC Project) VRDN 4.50% due 06/01/2018 (a) ............          3,385,000
----------------------------------------------------------------------------------------------------------------------
LOUISIANA --                        Calcasieu Parish Inc. of Louisiana IDB Environmental Revenue
3.2%                                   (Citgo Petroleum Corp. Project) DDN:
                         3,000,000     4.55% due 03/01/2025 (a) ...................................          3,000,000
                        14,700,000     4.55% due 07/01/2026 (a) ...................................         14,700,000
                                    Louisiana Public Facilities Authority Revenue
                                       (Christus Health - Series B) CP:
                        48,500,000     3.55% due 05/01/2001 .......................................         48,500,000
                        23,350,000     3.50% due 05/04/2001 .......................................         23,350,000
                        11,550,000     3.35% due 06/11/2001 .......................................         11,550,000
----------------------------------------------------------------------------------------------------------------------
MAINE --                 1,990,000  Gray, Maine Revenue (Advance Realty Project) VRDN 4.40% due
0.6%                                   10/01/2011 (a) .............................................          1,990,000
                           815,000  Lewiston, Maine Revenue (Geiger Brothers Project)
                                       VRDN 3.85% due 09/01/2004 (a) ..............................            815,000
                         2,400,000  Millinocket, Maine Revenue (Gardner Chipmills Project)
                                       VRDN 4.51% due 03/01/2005 (a) ..............................          2,400,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
MAINE                $ 4,715,000    Portland, Maine Revenue (Grass Properties & Applicators) VRDN
(CONTINUED)                            4.40% due 10/01/2020 (a) ...................................        $ 4,715,000
                       1,340,000    Saco, Maine IDR (First Light Technology Project) VRDN 4.51%
                                       due 04/01/2007 (a) .........................................          1,340,000
                       3,775,000    Topsham, Maine Revenue (Village Candle Inc.) VRDN 4.51% due
                                       08/01/2013 (a) .............................................          3,775,000
                       4,910,000    Trenton, Maine Revenue (The Talaria Co. Project) VRDN 4.51%
                                       due 10/15/2015 (a) .........................................          4,910,000
----------------------------------------------------------------------------------------------------------------------
MARYLAND --           14,500,000    Maryland State Energy Financing Administration Solid Waste
0.5%                                   Disposal Revenue (Cimentaries Project) DDN 4.55% due
                                       05/01/2035 (a) .............................................         14,500,000
----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS --      19,845,000    Clipper Tax-Exempt Trust -- Massachusetts Housing Finance
2.8%                                   Agency (Series 2000-4) VRDN 4.34% due 12/30/2004 (a) .......         19,845,000
                      15,000,000    Lynn, Massachusetts BAN 4.75% due 10/26/2001 ..................         15,022,974
                      47,000,000    Massachusetts State Central Artery Project (Series A) DDN 4.50%
                                       due 12/01/2030 (a) .........................................         47,000,000
                       8,053,000    Winthrop, Massachusetts BAN 4.75% due 11/01/2001 ..............          8,068,143
----------------------------------------------------------------------------------------------------------------------
MICHIGAN --           17,307,000    ABN-AMRO Muni-Tops -- Michigan State Trunkline (Series 1998-13)
2.0%                                   VRDN 4.36% due 10/04/2006 (a)   ............................         17,307,000
                       6,870,000    Dearborn, Michigan Economic Development Corp. Revenue
                                       (Henry Ford Village Inc. Project) VRDN 4.30% due
                                       10/01/2023 (a) .............................................          6,870,000
                       7,115,000    Michigan State Higher Educational Facilities Authority Revenue
                                       (Center Creative Project) VRDN 4.30% due 12/01/2024 (a).....          7,115,000
                       4,000,000    Michigan State Hospital Finance Authority Revenue (Chelsea
                                       Community Hospital) VRDN 4.30% due 05/15/2031 (a)...........          4,000,000
                       5,400,000    Michigan State Strategic Fund Limited Obligation Revenue (AVL
                                       North America Inc. Project) VRDN 4.50% due 04/01/2011 (a)...          5,400,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
MICHIGAN
(CONTINUED)          $ 4,000,000    Michigan State Strategic Fund Limited Obligation Revenue
                                       (FATA Automation Project) VRDN 4.40% due 10/01/2024 (a).....        $ 4,000,000
                       4,230,000    Michigan State Strategic Fund Limited Obligation
                                       Revenue (Weller Truck Parts Project) VRDN 4.40% due
                                       10/01/2029 (a)..............................................          4,230,000
                       7,500,000    Michigan State Strategic Fund Limited Obligation
                                       Revenue (Flo Plastics Inc. Project) VRDN 4.40% due
                                       08/01/2025 (a)..............................................          7,500,000
                       5,500,000    Oakland County, Michigan Economic Development Corp Limited
                                       Obligation Revenue (Su Dan Co. Project) VRDN 4.40% due
                                       07/01/2024 (a)..............................................          5,500,000
----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI --         9,400,000    Mississippi State Business Finance Corp. Revenue (Mississippi
1.7%                                   Power Co.) DDN 4.60% due 12/01/2027 (a).....................          9,400,000
                      44,985,000    Mississippi State Hospital Equipment & Facilities Authority
                                       Revenue (North Mississippi Health Services - Series 1) CP
                                       3.25% due 06/13/2001........................................         44,985,000
----------------------------------------------------------------------------------------------------------------------
MISSOURI --            1,650,000    Missouri State Development Finance Board IDR (Filtration Group
1.3%                                   Inc.) VRDN 4.55% due 03/01/2012 (a).........................          1,650,000
                                    Missouri State Health & Higher Educational Facilities Authority
                                       Revenue (Pooled Hospital Loan Program--Series A) VRDN:
                      25,525,000    (Series A) 4.40% due 08/01/2029 (a)............................         25,525,000
                      11,000,000    (Series B) 4.40% due 08/01/2029 (a)............................         11,000,000
                       1,735,000    Sikeston, Missouri IDA Revenue (Heritage American Homes
                                       LP/North Ridge Homes Inc. Project) VRDN 4.51% due
                                       07/01/2009 (a)..............................................          1,735,000
----------------------------------------------------------------------------------------------------------------------
NEVADA --              6,900,000    Clark County, Nevada IDR (Nevada Cogeneration Association)
0.6%                                   DDN 4.60% due 12/01/2022 (a)................................          6,900,000
                      11,290,000    Eagle Tax-Exempt Trust -- Clark County, Nevada School District
                                       (Series 962804) VRDN 4.31% due 06/15/2015 (a)...............         11,290,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE --                    New Hampshire State Business Finance Authority PCR
2.9%                                   (New England Power Co Project - Series A) CP:
                     $25,000,000       3.60% due 05/03/2001........................................        $25,000,000
                      35,850,000       3.50% due 05/08/2001........................................         35,850,000
                      21,000,000       3.50% due 06/21/2001........................................         21,000,000
                       1,800,000    New Hampshire State Business Finance Authority Revenue (Hydra
                                       LLC Inc.) VRDN 4.40% due 11/01/2006 (a).....................          1,800,000
                       4,350,000    New Hampshire State Business Finance Authority Industrial
                                       Facilities Revenue (Nim-Cor Inc.) VRDN 4.40% due
                                       11/01/2009 (a)..............................................          4,350,000
                       4,810,000    New Hampshire State Business Finance Authority Revenue
                                       (Montgomery Wire Corp.) VRDN 4.40% due 02/01/2014 (a).......          4,810,000
----------------------------------------------------------------------------------------------------------------------
NEW JERSEY --          5,000,000    Essex County, New Jersey Utilities Authority Water Systems
0.2%                                   Revenue BAN 5.00% due 11/29/2001............................          5,012,488
----------------------------------------------------------------------------------------------------------------------
NEW YORK  --           7,500,000    Chateaugay, New York Central School District BAN 4.75% due
2.1%                                   06/19/2001..................................................          7,503,409
                       8,600,000    Gananda, New York Central School District BAN 5.00% due
                                       06/15/2001..................................................          8,604,179
                       5,950,000    Gowanda, New York Central School District BAN 4.75% due
                                       06/29/2001..................................................          5,952,794
                       5,650,000    Granville, New York Central School District BAN 4.75% due
                                       06/12/2001..................................................          5,651,906
                       6,600,000    Madison, New York Central School District BAN 4.88% due
                                       10/30/2001..................................................          6,613,361
                       9,000,000    Saint Johnsville, New York Central School District BAN 5.00%
                                       due 06/27/2001..............................................          9,005,788
                       3,450,000    Sidney, New York Central School District BAN 4.75% due
                                       06/29/2001..................................................          3,451,684
                       8,000,000    Watkins Glen, New York Central School District BAN 4.75% due
                                       11/15/2001..................................................          8,014,538
                      10,000,000    William Floyd United Free School District TAN 4.75% due
                                       06/29/2001..................................................         10,005,470
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
OHIO --              $ 6,540,000    Akron, Ohio Metropolitan Housing Authority Facilities Revenue
14.9%                                  (Administration Building Project) VRDN 4.35% due
                                       04/01/2018 (a)..............................................        $ 6,540,000
                       3,161,000    Antwerp, Ohio Local School District BAN 5.24% due 06/07/2001...          3,163,640
                       7,600,000    Canal Winchester, Ohio Local School District BAN 4.59% due
                                       12/21/2001..................................................          7,613,545
                       6,590,000    Canfield, Ohio Local School District BAN 4.75% due 09/27/2001..          6,599,010
                       3,282,000    Centerburg, Ohio Local School District BAN 4.99% due 06/12/2001          3,284,183
                      13,000,000    Cincinnati, Ohio City School District BAN 5.12% due 06/28/2001.         13,008,284
                      19,800,000    Cincinnati, Ohio City School District BAN 4.78% due 09/13/2001.         19,826,657
                       4,860,000    Cincinnati, Ohio City School District BAN 3.72% due 04/25/2002.          4,879,418
                      28,160,000    Clermont County, Ohio Hospital Facilities Revenue (Mercy Health
                                       Systems - Series A) VRDN 4.50% due 12/01/2021 (a)...........         28,160,000
                       5,100,000    Clinton County, Ohio Hospital Revenue (Hospital Capital Inc.)
                                       VRDN 4.40% due 07/01/2029 (a)...............................          5,100,000
                       9,936,000    Clipper Tax-Exempt Trust -- Ohio Housing Finance Agency (Series
                                       2000-4) VRDN 4.49% due 12/23/2003 (a).......................          9,936,000
                       4,550,000    Coshocton County, Ohio BAN 3.75% due 04/24/2002................          4,565,081
                       5,000,000    Crawford County, Ohio BAN 4.86% due 07/25/2001.................          5,002,892
                       3,500,000    Crestwood, Ohio Local School District BAN 5.00% due 06/28/2001.          3,503,815
                       4,000,000    Cuyahoga County, Ohio IDR (Motch Corp. Project) VRDN 4.50% due
                                       02/01/2003 (a)..............................................          4,000,000
                       5,000,000    Cuyahoga County, Ohio Hospital Facilities Revenue (Sisters of
                                       Charity Health System) VRDN 4.30% due 11/01/2030 (a)........          5,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
OHIO                 $ 3,500,000    Eagle Tax-Exempt Trust -- Ohio Water Development Authority
(CONTINUED)                            (Ohio Edison) VRDN 4.31% due 07/01/2015 (a).................        $ 3,500,000
                       4,800,000    Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509) VRDN
                                       4.31% due 07/01/2015 (a)....................................          4,800,000
                      15,000,000    Eagle Tax-Exempt Trust -- Cleveland Water (Series 983501) VRDN
                                       4.31% due 01/01/2025 (a)....................................         15,000,000
                      22,065,000    Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue (Series
                                       983502) VRDN 4.31% due 02/15/2020 (a).......................         22,065,000
                       7,200,000    East Muskingum, Ohio Local School District BAN 5.00% due
                                       06/21/2001..................................................          7,206,211
                       4,885,000    Franklin County, Ohio M/F Revenue (Community Housing Network)
                                       VRDN 4.35% due 03/01/2027 (a)...............................          4,885,000
                       5,900,000    Fredericktown, Ohio Local School District BAN 4.92%
                                       due 06/25/2001..............................................          5,905,408
                       2,889,000    Gibsonburg, Ohio Exempt Village School District BAN 4.82% due
                                       09/11/2001..................................................          2,893,264
                      13,750,000    Hamilton County, Ohio Hospital Facilities Revenue (Children's
                                       Hospital Medical Center) VRDN 4.33% due 05/15/2017 (a)......         13,750,000
                       9,850,000    Hamilton County, Ohio Hospital Facilities Revenue (Drake Center
                                       Inc. - Series A) VRDN 4.30% due 06/01/2019 (a)..............          9,850,000
                       3,915,000    Indian Hill, Ohio EDR (Cincinnati Country Day School) VRDN
                                       4.25% due 05/01/2019 (a)....................................          3,915,000
                       5,000,000    Lake, Ohio Local School District (Wood County) BAN 4.87% due
                                       08/09/2001..................................................          5,006,255
                       6,650,000    Licking County, Ohio IDR (Renosol Corp Project) VRDN 4.40% due
                                       06/01/2030 (a)..............................................          6,650,000
                       4,080,000    Lucas-Beacon Place Housing Development Corp. M/F Revenue
                                       (Beacon Place Apartments Project)  FXRDN 3.60% due
                                       09/15/2001..................................................          4,080,000
                       5,240,000    Mahoning County, Ohio Health Care Facilities Revenue
                                       (Shepherds Woods Project) VRDN 4.35% due 09/01/2022 (a).....          5,240,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
OHIO                 $ 2,800,000    Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN
(CONTINUED)                            4.55% due 08/01/2017 (a)....................................        $ 2,800,000
                      13,095,000    Middleburg Heights, Ohio Hospital Revenue (Southwest General
                                       Health) VRDN 4.30% due 08/15/2022 (a).......................         13,095,000
                                    Montgomery County, Ohio Health Revenue (Miami Valley Hospital
                                       -- Series 1998-B) CP:
                      30,000,000    3.30% due 06/13/2001...........................................         30,000,000
                      49,800,000    3.35% due 06/13/2001...........................................         49,800,000
                       8,950,000    3.35% due 06/14/2001...........................................          8,950,000
                       2,265,000    New Lebanon, Ohio Local School District BAN 5.04%
                                       due 06/07/2001..............................................          2,266,552
                       9,000,000    North Fork, Ohio Local School District BAN 4.80% due 07/30/2001          9,010,836
                       6,000,000    Ohio State Environmental Improvement Revenue (Mead Corp
                                       Project) DDN 4.45% due 03/01/2023 (a).......................          6,000,000
                       3,340,000    Ottawa County, Ohio IDR (Adrian Sand & Stone Inc. Project)
                                       VRDN 4.50% due 10/01/2008 (a)...............................          3,340,000
                       4,741,000    Pandora Gilboa, Ohio Local School District (Putnam County)
                                       BAN 4.75% due 10/05/2001....................................          4,746,903
                       3,500,000    Paulding, Ohio Exempt Village School District BAN 4.88% due
                                       08/14/2001..................................................          3,504,947
                       3,000,000    Perrysburg, Ohio BAN 4.90% due 11/15/2001......................          3,007,001
                       2,500,000    Pickerington, Ohio Local School District BAN 4.64%
                                       due 08/21/2001..............................................          2,502,604
                       9,000,000    Port Authority of Columbiana County, Ohio IDR (GEI of
                                       Columbiana Inc. Project) VRDN 4.50% due 06/01/2022 (a)......          9,000,000
                       7,385,000    Richland County, Ohio Revenue (Mansfield Area YMCA Project)
                                       VRDN 4.35% due 11/01/2019 (a)...............................          7,385,000
                                    River Valley, Ohio Local School District BAN:
                       4,950,000       4.95% due 07/25/2001........................................          4,956,205
                      19,600,000       3.82% due 01/22/2002........................................         19,658,100
                       4,490,000    Sandusky, Ohio BAN 4.63% due 09/12/2001........................          4,493,544
                       2,500,000    Southeast Local School District (Portage County) BAN 4.75% due
                                       08/20/2001..................................................          2,502,878

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
OHIO                 $ 8,266,000    Tiffin County, Ohio Central School District BAN 5.00%
(CONTINUED)                            due 06/14/2001..............................................        $ 8,273,045
                       4,800,000    Tipp City, Ohio Exempt Village School District BAN 4.88% due
                                       07/03/2001..................................................          4,804,092
                       5,250,000    Twinsburg, Ohio BAN 5.00% due 09/12/2001.......................          5,260,242
                       3,000,000    Waterloo, Ohio Local School District BAN 5.13% due 06/20/2001..          3,002,720
                       4,000,000    Waverly, Ohio City School District BAN 4.88% due 07/25/2001....          4,004,596
                       4,475,000    West Branch, Ohio Local School District BAN 4.75% due
                                       09/21/2001..................................................          4,480,932
                       5,870,000    Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 4.50%
                                       due 09/01/2018 (a)..........................................          5,870,000
                       1,860,000    Wood County, Ohio IDR (GHT Property Management LLC Project)
                                       VRDN 4.51% due 08/01/2019 (a)...............................          1,860,000
----------------------------------------------------------------------------------------------------------------------
OKLAHOMA --           40,000,000    Oklahoma County, Oklahoma Finance Authority Revenue (Oklahoma
2.4%                                   County Housing Preservation) VRDN 4.34% due 01/01/2033 (a)..         40,000,000
                                    Oklahoma State Development Finance Authority Revenue (Oklahoma
                                       Hospital Association - Series A) VRDN:
                      14,625,000       4.40% due 06/01/2029 (a)....................................         14,625,000
                      10,000,000       4.40% due 01/01/2030 (a)....................................         10,000,000
                      12,000,000     Rural Enterprises of Oklahoma Inc. Revenue (Governmental
                                       Financing Project - Series A) VRDN 4.40% due 10/01/2030 (a).         12,000,000
----------------------------------------------------------------------------------------------------------------------
OREGON --             10,000,000    ABN-AMRO Muni-Tops -- Portland, Oregon (Series 2001-4)
0.6%                                   VRDN 4.42% due 06/01/2009 (a)...............................         10,000,000
                       3,212,400    Oregon State EDR (Sheffer Corp. Project - Series 185) VRDN
                                       4.45% due 12/01/2013 (a)....................................          3,212,400
                       5,450,000    Oregon State Health, Housing, Educational & Cultural Facilities
                                       Authority (Assumption Village Project - Series A) VRDN 4.22%
                                       due 03/01/2033 (a)..........................................          5,450,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA --      $32,360,000    Dauphin County, Pennsylvania General Authority Revenue (School
1.4%                                   District Pooled Financing) VRDN 4.35% due 09/01/2032 (a)....        $32,360,000
                      12,800,000    Municipal Securities Trust Certificates -- Pennsylvania
                                       State - Class A (Series 110) DDN 4.45% due 08/17/2010 (a)...         12,800,000
----------------------------------------------------------------------------------------------------------------------
RHODE ISLAND --        4,400,000    Rhode Island State Health & Educational Building Corp. Revenue
0.4%                                   (La Salle Academy) VRDN 4.30% due 03/01/2029 (a)............          4,400,000
                       2,615,000    Rhode Island State Housing & Mortgage Finance Corp. (Smith
                                       Building Development Corp.) VRDN 4.40% due 12/01/2028 (a)...          2,615,000
                       2,400,000    Rhode Island State Industrial Facilities Corporation IDR
                                       (Capital Development Corp. Project) VRDN 3.80% due
                                       11/01/2005 (a)..............................................          2,400,000
                       2,590,000    Rhode Island State Industrial Facilities Corporation IDR (Beta
                                       Realty Corp.) VRDN 4.40% due 12/01/2019 (a).................          2,590,000
----------------------------------------------------------------------------------------------------------------------
South Carolina --     10,000,000    Florence County, South Carolina Solid Waste Disposal &
1.3%                                   Wastewater Treatment Facilities Revenue (Roche Carolina Inc
                                       Project) DDN 4.55% due 04/01/2028 (a).......................         10,000,000
                       2,500,000    South Carolina EDA Revenue (Parkway Products Inc Project) VRDN
                                       4.45% due 11/01/2007 (a)....................................          2,500,000
                       3,370,000    South Carolina EDA Revenue  (Defiance Metal Products Project)
                                       VRDN 4.50% due 02/01/2012 (a)...............................          3,370,000
                       6,620,000    South Carolina EDA IDR (Core Materials Corp Project) VRDN
                                       4.51% due 04/01/2013 (a)....................................          6,620,000
                      17,750,000    York County, South Carolina PCR (Duke Power Co Project) CP
                                       3.55% due 05/04/2001........................................         17,750,000
----------------------------------------------------------------------------------------------------------------------
TENNESSEE --          19,775,000    Johnson City, Tennessee Municipal Securities Trust (SGA 45) DDN
5.4%                                   4.45% due 05/01/2021 (a)....................................         19,775,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
TENNESSEE            $35,000,000    Knox County, Tennessee Health, Educational & Housing Facilities
(CONTINUED)                            Board Revenue (THA Solutions Group Inc. Project) VRDN 4.40%
                                       due 05/01/2029 (a)..........................................        $35,000,000
                      10,000,000    Memphis, Tennessee CP 3.30% due 07/11/2001....................          10,000,000
                      40,000,000    Memphis, Tennessee Health, Educational & Housing Facilities
                                    Board Revenue (Not-For-Profit M/F Project) VRDN 4.34% due
                                       07/01/2032 (a)..............................................         40,000,000
                       9,500,000    Memphis & Shelby County, Tennessee Industrial Board PCR
                                       (Birmingham Steel Corp. Project) VRDN 4.45% due
                                       10/01/2026 (a)..............................................          9,500,000
                       1,375,000    Nashville & Davidson County, Tennessee IDB Revenue (Gibson
                                       Guitar Project) VRDN 4.40% due 03/01/2011 (a)...............          1,375,000
                       2,480,000    Nashville & Davidson County, Tennessee IDB Revenue (Hickory M/F
                                       Housing Revenue) VRDN 4.35% due 06/01/2015 (a)..............          2,480,000
                                    Shelby County, Tennessee CP:
                      10,000,000       (Series 2000-A) 3.40% due 06/12/2001........................         10,000,000
                      13,000,000       (Series 2000-A) 3.45% due 06/12/2001........................         13,000,000
                      13,000,000       (Series 2000-A) 3.30% due 06/13/2001........................         13,000,000
                      16,000,000       (Series 1999-A) 3.50% due 07/10/2001........................         16,000,000
----------------------------------------------------------------------------------------------------------------------
TEXAS --              13,884,000    ABN-AMRO Muni Tops -- Texas A&M University Revenue (Series
15.7%                                  1999-5) FXRDN 4.50% due 05/23/2001..........................         13,884,000
                      15,750,000    ABN-AMRO Muni Tops -- Houston, Texas Airport System (Series
                                       1998-15) VRDN 4.46% due 07/05/2006 (a)......................         15,750,000
                      20,000,000    ABN-AMRO Muni Tops -- Dallas, Texas Waterworks & Sewer Systems
                                       Revenue (Series 1998-19) VRDN 4.42% due 07/04/2007 (a)......         20,000,000
                       9,000,000    ABN-AMRO Muni Tops -- San Antonio, Texas Electric & Gas Revenue
                                       (Series 1998-22) VRDN 4.42% due 01/02/2007 (a)..............          9,000,000
                      22,000,000    Austin, Texas Utility Systems Revenue (Series A) CP 3.45% due
                                       06/07/2001..................................................         22,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
TEXAS                $11,995,000    Bexar County, Texas Revenue (Series 454) VRDN 4.31% due
(CONTINUED)                            08/15/2008 (a)..............................................        $11,995,000
                      17,900,000    Brazos River, Texas Harbor Naval District (Brazoria County
                                       Environmental Facilities Revenue Joint Venture Project) DDN
                                       4.55% due 09/01/2018 (a)....................................         17,900,000
                      28,600,000    Dallas, Texas Area Rapid Transit Sales Tax Revenue CP 3.15% due
                                       05/25/2001..................................................         28,600,000
                      13,350,000    Dickinson, Texas Independent School District Municipal
                                       Securities Trust Receipts (SGA 94) DDN 4.45% due
                                       02/15/2028 (a)..............................................         13,350,000
                                    Gulf Coast IDA, Environmental Facilities Revenue (Citgo
                                       Petroleum Corp Project) DDN:
                      19,000,000       4.55% due 04/01/2029 (a)....................................         19,000,000
                       3,000,000       4.55% due 03/01/2031 (a)....................................          3,000,000
                                    Gulf Coast IDA, Solid Waste Disposal Revenue (Citgo Petroleum
                                       Corp. Project) DDN:
                      21,950,000       4.55% due 05/01/2025 (a)....................................         21,950,000
                       9,400,000       4.55% due 04/01/2026 (a)....................................          9,400,000
                      25,000,000       4.55% due 04/01/2028 (a)....................................         25,000,000
                                    Harris County, Texas IDC Solid Waste Disposal Revenue (Deer
                                       Park Project) DDN:
                       3,800,000       4.60% due 02/01/2023 (a)....................................          3,800,000
                      20,100,000       4.60% due 03/01/2023 (a)....................................         20,100,000
                      13,512,500    Houston, Texas Airport System Revenue (Series 455) VRDN 4.31%
                                       due 01/01/2022 (a)..........................................         13,512,500
                      17,500,000    Keller, Texas Independent School District Municipal Securities
                                       Trust Receipts (SGA 111) DDN 4.45% due 08/15/2030 (a).......         17,500,000
                       4,000,000    Mesquite, Texas IDR (Morrison Products) VRDN 4.51% due
                                       01/10/2010 (a)..............................................          4,000,000
                       3,100,000    Midlothian, Texas IDC Exempt Facilities Revenue (Texas
                                       Industries Inc Project) DDN 4.55% due 05/01/2029 (a)........          3,100,000
                       1,050,000    Montgomery County, Texas IDC Revenue (Sawyer Research Products
                                       Inc.) VRDN 4.51% due 02/04/2015 (a).........................          1,050,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
TEXAS                $13,460,000    Municipal Securities Trust Certificates -- Austin, Texas -
(CONTINUED)                            Class A (Series 105) DDN 4.45% due 06/08/2020 (a)...........        $13,460,000
                                    Municipal Securities Trust Certificates -- Houston, Texas
                                       Water -- Class A (Series 2001-111) DDN:
                      12,780,000       4.45% due 05/07/2019 (a)....................................         12,780,000
                       6,000,000       4.45% due 05/17/2019 (a)....................................          6,000,000
                      10,000,000    Municipal Securities Trust Certificates -- Rockwall, Texas
                                       Independent School District -- Class A (Series 2001-123)
                                       DDN 4.45% due 02/24/2009 (a)................................         10,000,000
                      28,200,000    North Central Texas Health Facilities Development Corp Revenue
                                       (Methodist Hospital of Dallas) CP 3.30% due 05/25/2001......         28,200,000
                      37,100,000    Nueces River, Texas IDA PCR (San Miguel Electric Co-op) CP
                                       3.40% due 06/19/2001........................................         37,100,000
                      22,000,000    Plano, Texas Health Facilities Development Corporation Revenue
                                       (Children's Presbyterian Health Care Center) CP 3.35% due
                                       06/07/2001..................................................         22,000,000
                      14,300,000    Port Arthur, Texas Naval District Environmental Facilities
                                       Revenue (Motiva Enterprises Project) VRDN 4.40% due
                                       12/01/2027 (a)..............................................         14,300,000
                                    San Antonio, Texas Water System CP:
                      30,000,000       3.25% due 05/24/2001........................................         30,000,000
                      18,000,000       3.40% due 06/12/2001........................................         18,000,000
                       8,435,000    Texas State Municipal Securities Trust Receipts (SGA 92) DDN
                                       4.45% due 08/01/2029 (a)....................................          8,435,000
----------------------------------------------------------------------------------------------------------------------
UTAH --               14,000,000    Intermountain Power Agency Power Supply Revenue CP (Series B-4)
0.4%                                   3.50% due 06/15/2001........................................         14,000,000
----------------------------------------------------------------------------------------------------------------------
VERMONT --             2,685,000    Vermont EDA IDR (Huber & Suhner - Series A) VRDN 4.51% due
0.1%                                   10/01/2016 (a)..............................................          2,685,000
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
VIRGINIA --          $26,000,000    Norfolk, Virginia IDA Pooled Financing Revenue (Sentara Health
1.2%                                   System Group -- Series 1990-A) CP 3.50% due 05/04/2001......        $26,000,000
                      11,385,000    Suffolk, Virginia IDA Residential Care Facilities Revenue
                                       (Lake Prince Center Project) VRDN 4.35% due 10/01/2031 (a)..         11,385,000
----------------------------------------------------------------------------------------------------------------------
WASHINGTON --          5,000,000    ABN-AMRO Munitops -- King County, Washington VRDN 4.42% due
2.8%                                   07/01/2006 (a)..............................................          5,000,000
                      26,745,000    Eagle Tax-Exempt Trust -- Port of Seattle, Washington Passenger
                                       Facility Charge (Series 984705) VRDN 4.31% due
                                       12/01/2019 (a)..............................................         26,745,000
                      14,680,000    Eagle Tax-Exempt Trust -- Washington State Public Power Supply
                                       System (Nuclear Project Number 1 - Series 964702) VRDN 4.31%
                                       due 07/01/2011 (a)..........................................         14,680,000
                      25,000,000    Seattle, Washington Municipal Light & Power Revenue (Series A)
                                       VRDN 4.65% due 05/01/2016 (a)...............................         25,000,000
                      12,650,000    Seattle, Washington Municipal Light & Power Revenue (Municipal
                                       Securities Trust - SGA 85) DDN 4.65% due 11/01/2018 (a).....         12,650,000
                       3,175,000    Washington State Housing Finance Commission (Series 2) FXRDN
                                       3.25% due 04/01/2002........................................          3,175,000
----------------------------------------------------------------------------------------------------------------------
WISCONSIN --          17,555,000    De Pere, Wisconsin United School District BAN 5.13% due
4.3%                                   11/30/2001..................................................         17,639,642
                       4,900,000    Franklin County, Wisconsin Public School District TRAN 4.75%
                                       due 08/30/2001..............................................          4,905,929
                       6,000,000    Plymouth, Wisconsin IDR (Great Lakes Cheese Inc Project) VRDN
                                       4.50% due 08/01/2004 (a)....................................          6,000,000
                       4,230,000    Sturtevant, Wisconsin IDR (Andis Co. Project - Series A) VRDN
                                       4.50% due 12/01/2016 (a)....................................          4,230,000
                       2,700,000    Wausau, Wisconsin School District TRAN 4.63% due 09/24/2001....          2,702,318
                                    Wisconsin State CP:
                      15,000,000       (Series 2000-A) 3.50% due 05/04/2001........................         15,000,000
                      25,000,000       (Series 2000-A) 3.60% due 05/04/2001........................         25,000,000
                      15,000,000       (Series 2000-A) 4.25% due 06/01/2001........................         15,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                           VALUE
                      FACE AMOUNT                                 ISSUE                                  (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
WISCONSIN            $15,000,000       (Series 2000-B) 4.25% due 06/08/2001........................        $15,000,000
(CONTINUED)            9,500,000       (Series 2000-B) 3.45% due 06/12/2001........................          9,500,000
                      20,000,000       (Series 2000-C) 3.45% due 06/12/2001........................         20,000,000
----------------------------------------------------------------------------------------------------------------------
WYOMING --                          Laramie County, Wyoming IDR (Cheyenne Light Fuel & Power Co.)
1.0%                                   VRDN:
                       3,500,000       (Series 97-B) 4.35% due 09/01/2021 (a)......................          3,500,000
                       5,000,000       (Series 97-A) 4.35% due 03/01/2027 (a)......................          5,000,000
                       24,200,000   Sweetwater County, Wyoming PCR (Idaho Power Co. Project -
                                       Series B) DDN 4.45% due 07/15/2026 (a)......................         24,200,000
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS (COST $3,129,684,362) -- 99.4%...............      3,129,684,362
----------------------------------------------------------------------------------------------------------------------
                                    OTHER ASSETS LESS LIABILITIES -- 0.6%..........................         17,685,138
----------------------------------------------------------------------------------------------------------------------
                                    NET ASSETS -- EQUIVALENT TO $1.00 PER SHARE ON
                                    3,147,389,173 SHARES OF BENEFICIAL INTEREST
                                    OUTSTANDING -- 100%............................................     $3,147,369,500
======================================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2001. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Note -- Cost for federal income tax purposes is the same as that shown above.

----------------------------------------------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS FOR MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

BAN       Bond Anticipation Notes           IDA   Industrial Development          M/F      Multi-Family
CP        Commercial Paper                        Authority                       PCR      Pollution Control Revenue
DDN       Daily Demand Notes                IDB   Industrial Development          TAN      Tax Anticipation Notes
EDA       Economic Development                    Board                           TRAN     Tax & Revenue Anticipation
          Authority                         IDC   Industrial Development                   Notes
EDR       Economic Development                    Corporation                     VRDN     Variable Rate Demand Notes
          Revenue                           IDR   Industrial Development
FXRDN     Fixed Rate Demand Notes                 Revenue
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1a)...............................................       $3,129,684,362
Cash.............................................................................................            2,612,600
Interest receivable..............................................................................           21,679,861
Receivable for investments sold..................................................................            1,320,000
Prepaid expense..................................................................................                3,544
                                                                                                 ----------------------
        Total assets.............................................................................        3,155,300,367
                                                                                                 ----------------------
LIABILITIES:
Advisory fee payable (Note 2)....................................................................              554,860
Payable for fund shares repurchased..............................................................            3,880,674
Payable for investments purchased................................................................            3,175,000
Accrued expenses.................................................................................              230,788
Dividends payable................................................................................               89,545
                                                                                                 ----------------------
        Total liabilities........................................................................            7,930,867
                                                                                                 ----------------------
NET ASSETS: (Equivalent to $1.00 per share, offering and redemption price, based on
   3,147,389,173 shares of beneficial interest outstanding)......................................       $3,147,369,500
                                                                                                 ======================

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and discount earned (Note 1d)...........................................................         $113,660,683
                                                                                                    -------------------
EXPENSES:
Investment advisory fee (Note 2)..............................................      $12,029,669
Registration fees.............................................................          331,043
Dividend and transfer agency fees.............................................          228,983
Accounting and custodian services.............................................          167,314
Printing and shareholder reports..............................................           29,559
Legal and audit fees..........................................................           26,966
Trustees' fees (Note 5).......................................................           22,613
Insurance.....................................................................           12,287
Miscellaneous.................................................................            8,411
                                                                               -----------------
        Total expense.........................................................       12,856,845
Waived investment advisory fee (Note 2).......................................       (6,452,335)             6,404,510
                                                                               -----------------    -------------------
        Net investment income....................................................................          107,256,173
Net realized gain from investment transactions...................................................                  253
                                                                                                    -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................         $107,256,426
                                                                                                    ===================

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
                                                                                         YEAR ENDED APRIL 30,
                                                                                --------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                                   2001                   2000
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income.....................................................     $  107,256,173            $  75,407,717
Net realized gain from investment transactions............................                253                  117,232
                                                                           -------------------     --------------------
Net increase in net assets resulting from operations......................        107,256,426               75,524,949
Total declared as dividends to shareholders (Note 4)......................       (107,256,153)             (75,427,016)
Capital share transactions (Note 3).......................................      1,091,694,774              102,501,621
                                                                           -------------------     --------------------
Net increase in net assets................................................      1,091,695,047              102,599,554
NET ASSETS:

Beginning of year.........................................................      2,055,674,453            1,953,074,899
                                                                           -------------------     --------------------
End of year, including undistributed net investment income of $0 and
   $0 and accumulated capital losses of $128,246 and $128,519 respectively
   (Note 1 g and Note 4)..................................................     $3,147,369,500           $2,055,674,453
                                                                           ===================     ====================

----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS                                                            YEAR ENDED APRIL 30,
                                                               2001        2000         1999        1998         1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year......                       $1.00       $1.00        $1.00       $1.00        $1.00
   Net investment income................                         .04         .03          .03         .04          .03
   Dividends from net investment
     income.............................                        (.04)       (.03)        (.03)       (.04)        (.03)
                                                                ----        ----         ----        ----         ----
Net Asset Value, end of year............                       $1.00       $1.00        $1.00       $1.00        $1.00
                                                               =====       =====        =====       =====        =====
Total Return............................                        3.96%       3.41%        3.22%       3.59%        3.41%
Ratios/Supplemental Data:
   Net Assets, end of year (000)........                  $3,147,370  $2,055,674   $1,953,075  $1,804,442   $1,003,655
   Ratio of expenses to average net assets
     (before waiver)....................                         .46%        .48%         .49%        .49%         .52%
   Ratio of expenses to average net assets
     (after waiver).....................                         .23%        .24%         .24%        .24%         .27%
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver).............                        3.61%       3.12%        2.92%       3.28%        3.12%
   Ratio of net income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)..............                        3.84%       3.36%        3.17%       3.53%        3.37%

--------------------------------------------------------------------------------
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series. On February 8, 2001, the Merrill Lynch Rated Institutional Fund merged with the Merrill Lynch Institutional Fund (see Note
3). The Trust has a fiscal year end of April 30. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

   (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

   For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

   (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

   (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

   (e) Prepaid registration fees are charged to income as the related shares are sold.

   (f) Repurchase agreements -- The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

   (g) During the year ended April 30, 2001, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $20 each in accumulated capital losses and undistributed net investment income, as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

--------------------------------------------------------------------------------
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

                                   Percentage of Average Daily Net Assets
                                 ------------------------------------------

Premier Institutional
Fund......................         .15%

Institutional Fund........         .40% up to and including $250,000,000
                                  plus .375% over $250,000,000 up to
                                   and including $500,000,000
                                  plus .35% over $500,000,000 up to
                                   and including $750,000,000
                                  plus .325% over $750,000,000

Government Fund and
Treasury Fund.............         .35% up to and including $500,000,000
                                  plus .335% over $500,000,000 up to
                                   and including $750,000,000
                                  plus .32% over $750,000,000 up to
                                   and including $1,000,000,000
                                  plus .30% over $1,000,000,000

Institutional
Tax-Exempt Fund...........         .45% up to and including $1,500,000,000
                                  plus .425% over $1,500,000,000 up
                                   to and including $2,000,000,000
                                  plus .40% over $2,000,000,000

   FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

   For the year ended April 30, 2001, FAM waived a portion of its fees amounting to $11,835,897 for the Institutional Fund, $3,193,177 for the Government Fund, $1,183,448 for the Treasury Fund and $6,452,335 for the Institutional Tax-Exempt Fund.

   All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3.  SHARES OF BENEFICIAL INTEREST AND MERGER INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 2001, capital paid-in aggregated $27,636,489,416 for Premier Institutional Fund, $10,811,638,017 for Institutional Fund, $2,960,325,965 for Government Fund, $1,051,844,972 for Treasury Fund and $3,147,497,746 for Institutional Tax-Exempt Fund.

   On February 8, 2001, the Merrill Lynch Rated Institutional Fund merged with the Merrill Lynch Institutional Fund pursuant to a plan of reorganization approved by the shareholders of the Merrill Lynch Rated Institutional Fund. The merger was accomplished by a tax-free exchange of 156,112,318 shares of the Merrill Lynch Institutional Fund for the 156,112,318 shares of the Merrill Lynch Rated Institutional Fund outstanding on February 8, 2001. The Merrill Lynch Rated Institutional Fund's net assets of $156,214,583 including $102,265 of unrealized appreciation, were combined with the net assets of the Merrill Lynch Institutional Fund, for total net assets after the merger of $11,028,796,695. The aggregated net assets of the Merrill Lynch Institutional Fund and Merrill Lynch Rated Institutional Fund immediately prior to the merger were $10,872,582,112 and $156,214,583, respectively.

   Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                   Year            Year
                                   Ended           Ended
                                April 30,        April 30,
Premier Institutional Fund         2001            2000
--------------------------   ---------------  ---------------
Shares sold...............   214,473,102,660  162,189,841,950
Shares issued to
   shareholders in
   reinvestment of
   dividends..............       914,903,796      583,456,797
                             ---------------  ---------------
     Total................   215,388,006,456  162,773,298,747
Shares redeemed...........   202,286,190,277  158,868,494,343
                             ---------------  ---------------
     Net increase.........    13,101,816,179   3,904,804,404
                             ===============  ===============

--------------------------------------------------------------------------------
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                   Year            Year
                                   Ended           Ended
                                April 30,        April 30,
Institutional Fund                 2001            2000
------------------           ---------------  --------------
Shares sold...............   43,931,696,089   43,234,479,150
Shares issued in
   connection with the
   merger of Merrill Lynch
   Rated Institutional
   Fund                         156,112,318
Shares issued to
   shareholders in
   reinvestment of
   dividends..............      506,046,039      399,231,203
                             ---------------  --------------
     Total................   44,593,854,446   43,633,710,353
Shares redeemed...........   41,868,758,396   43,608,913,403
                             ---------------  --------------
     Net increase.........    2,725,096,050       24,796,950
                             ===============  ==============


                                   Year            Year
                                   Ended           Ended
                                April 30,       April 30,
Government Fund                    2001            2000
---------------              ---------------  ---------------
Shares sold...............   18,701,000,868   17,291,527,785
Shares issued to
   shareholders in
   reinvestment of
   dividends..............      148,821,289      125,465,660
                             ---------------  --------------
     Total................   18,849,822,157   17,416,993,445
Shares redeemed...........   18,494,081,535   17,449,201,846
                             ---------------  --------------
     Net increase
     (decrease)...........      355,740,622      (32,208,401)
                             ===============  ==============


                                   Year            Year
                                   Ended           Ended
                                April 30,       April 30,
Treasury Fund                      2001            2000
-------------                ---------------  --------------
Shares sold...............    3,943,663,553    2,721,983,100
Shares issued to
   shareholders in
   reinvestment of
   dividends..............       43,697,716       32,705,642
                             ---------------  --------------
     Total................    3,987,361,269    2,754,688,742
Shares redeemed...........    3,614,367,906    2,756,221,837
                             ---------------  --------------
     Net increase
     (decrease)...........      372,993,363       (1,533,095)
                             ===============  ==============


Institutional                      Year            Year
                                   Ended           Ended
                                April 30,       April 30,
Tax-Exempt Fund                    2001            2000
---------------              ---------------  --------------
Shares sold...............   10,469,346,962    8,507,810,314
Shares issued to
   shareholders in
   reinvestment of
   dividends..............      103,368,914       71,052,924
                             ---------------  --------------
     Total................   10,572,715,876    8,578,863,238
Shares redeemed...........    9,481,021,102    8,476,361,617
                             ---------------  --------------
     Net increase.........    1,091,694,774      102,501,621
                             ===============  ==============

4. DISTRIBUTIONS

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

   Dividends for the Institutional Tax-Exempt Fund are declared from net investment income-excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

   At April 30, 2001, the Institutional Tax-Exempt Fund had net capital loss carryovers of $128,246 of which $124,456 expire in the year 2003 and $3,790 expire in 2007.

5. TRUSTEES' FEES

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.


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INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of and the Shareholders of Merrill Lynch Funds for Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds for Institutions Series ("the Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), each a separate series of the Trust, including the schedules of investments, as of April 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series as of April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

May 25, 2001


                                       61

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TRUSTEES, SENIOR OFFICERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Robert W. Crook*
     President & Trustee
     Senior Vice President,
          Merrill Lynch Investment Managers, L.P.

A. Bruce Brackenridge
     Trustee
     Retired Group Executive,
          J.P. Morgan & Co., Inc.

Charles C. Cabot, Jr.
     Trustee
     Partner,
          Sullivan & Worcester

James T. Flynn
     Trustee
     Retired Chief Financial Officer,
          J.P. Morgan & Co., Inc.

Terry K. Glenn*
     Trustee
     Chairman Americas,
          Merrill Lynch Investment Managers, L.P.

Todd Goodwin
     Trustee
     General Partner,
          Gibbons, Goodwin, van Amerongen

George W. Holbrook, Jr.
     Trustee
     Managing Partner,
          Bradley Resources Company

W. Carl Kester
     Trustee
     James R. Williston Professor of Business
     Administration,
          Harvard University Graduate School of
          Business Administration

James J. Fatseas
     Executive Vice President

William M. Breen
     Senior Vice President, Chief Financial
     Officer & Treasurer

Michael J. Brady
     Senior Vice President

Ann Catlin
     Senior Vice President

Vincent R. Giordano
     Senior Vice President

Mark E. Maguire
     Senior Vice President

Kevin J. McKenna
     Senior Vice President

Barry F.X. Smith
     Senior Vice President

William Wasel
     Senior Vice President

John Ng
     Vice President & Portfolio Manager

Kevin Schiatta
     Vice President & Portfolio Manager

P. Michael Walsh
     Vice President & Portfolio Manager

Phillip S. Gillespie
    Secretary


* May be deemed to be an "interested person" of the Fund as such term is defined in the Investment Company Act of 1940.


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

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial
Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, N.J. 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Each Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Funds in neither insured nor guaranteed by the U.S. Government.






#MLSA06062001